UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23556
Datum One Series Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)

The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 494-4270
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.
Brandes International Equity Fund
Class A/BIEAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class A/BIEAX)	$55*	1.10%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BIEAX - A - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class A Shares without load) advanced 1.01% in the trailing six months ended March 31, 2025, outperforming the negative 1.81%  return of the MSCI EAFE Index,  and underperforming the 3.62% return of the MSCI EAFE Value Index. Notable contributors included holdings in Brazil, China, and Italy. Meanwhile, allocations to Netherlands and Spain weighed on relative returns, as did several holdings in the United Kingdom. From a sector standpoint, select holdings in industrials, materials, and financials were solid performers, along with holdings in energy. Conversely, some holdings in communication services and consumer staples hurt returns. Furthermore, while our holdings in financials did well overall, our underweight to the sector detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Materials | Heidelberg Materials (Germany) and Buzzi (Italy).
TOP PERFORMANCE DETRACTORS
Consumer Staples | J Sainsbury (United Kingdom), Henkel (Germany), and Carrefour (France).
Communication Services | Publicis Groupe (France) and WPP (United Kingdom).
Underweight to Financials | Financials was the best-performing sector in the benchmark, up double digit while most other sectors declined.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class A/BIEAX) (with maximum sales charge)(1)	6.22%	16.17%	5.57%
Brandes International Equity Fund (Class A/BIEAX) (without sales charge)	12.70%	17.56%	6.20%
MSCI EAFE (Europe, Australasia and Far East) Index	4.88%	11.77%	5.40%
MSCI EAFE (Europe, Australasia and Far East) Value Index(2)	12.85%	14.77%	5.06%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
(2)
Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$1,285,933,681
Total number of portfolio holdings	73
Total advisory fees paid	$3,596,985
Portfolio turnover rate	17%
Industry Sector as % of Net Assets
Consumer Staples	20.56%
Health Care	15.88%
Consumer Discretionary	12.11%
Financials	9.65%
Technology	8.85%
Industrials	8.52%
Communication Services	7.24%
Short-Term Investments	7.02%
Energy	5.74%
Materials	4.10%
Other	2.76%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes International Equity Fund
Class C/BIECX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class C/BIECX)	$89*	1.78%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BIECX - C - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class C Shares without load) advanced 0.62% in the trailing six months ended March 31, 2025, outperforming the negative 1.81%  return of the MSCI EAFE Index,  and underperforming the 3.62% return of the MSCI EAFE Value Index. Notable contributors included holdings in Brazil, China, and Italy. Meanwhile, allocations to Netherlands and Spain weighed on relative returns, as did several holdings in the United Kingdom. From a sector standpoint, select holdings in industrials, materials, and financials were solid performers, along with holdings in energy. Conversely, some holdings in communication services and consumer staples hurt returns. Furthermore, while our holdings in financials did well overall, our underweight to the sector detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Materials | Heidelberg Materials (Germany) and Buzzi (Italy).
TOP PERFORMANCE DETRACTORS
Consumer Staples | J Sainsbury (United Kingdom), Henkel (Germany), and Carrefour (France).
Communication Services | Publicis Groupe (France) and WPP (United Kingdom).
Underweight to Financials | Financials was the best-performing sector in the benchmark, up double digit while most other sectors declined.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund(1). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class C/BIECX) (with maximum sales charge)(1),(2)	10.88%	16.76%	5.59%
Brandes International Equity Fund (Class C/BIECX) (without sales charge)(1)	11.88%	16.76%	5.59%
MSCI EAFE (Europe, Australasia and Far East) Index	4.88%	11.77%	5.40%
MSCI EAFE (Europe, Australasia and Far East) Value Index(3)	12.85%	14.77%	5.06%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
(3)
Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$1,285,933,681
Total number of portfolio holdings	73
Total advisory fees paid	$3,596,985
Portfolio turnover rate	17%
Industry Sector as % of Net Assets
Consumer Staples	20.56%
Health Care	15.88%
Consumer Discretionary	12.11%
Financials	9.65%
Technology	8.85%
Industrials	8.52%
Communication Services	7.24%
Short-Term Investments	7.02%
Energy	5.74%
Materials	4.10%
Other	2.76%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes International Equity Fund
Class I/BIIEX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class I/BIIEX)	$43*	0.85%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BIIEX - I - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class I Shares) advanced 1.13% in the trailing six months ended March 31, 2025, outperforming the negative 1.81%  return of the MSCI EAFE Index,  and underperforming the 3.62% return of the MSCI EAFE Value Index. Notable contributors included holdings in Brazil, China, and Italy. Meanwhile, allocations to Netherlands and Spain weighed on relative returns, as did several holdings in the United Kingdom. From a sector standpoint, select holdings in industrials, materials, and financials were solid performers, along with holdings in energy. Conversely, some holdings in communication services and consumer staples hurt returns. Furthermore, while our holdings in financials did well overall, our underweight to the sector detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Materials | Heidelberg Materials (Germany) and Buzzi (Italy).
TOP PERFORMANCE DETRACTORS
Consumer Staples | J Sainsbury (United Kingdom), Henkel (Germany), and Carrefour (France).
Communication Services | Publicis Groupe (France) and WPP (United Kingdom).
Underweight to Financials | Financials was the best-performing sector in the benchmark, up double digit while most other sectors declined.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class I/BIIEX)	12.99%	17.88%	6.45%
MSCI EAFE (Europe, Australasia and Far East) Index	4.88%	11.77%	5.40%
MSCI EAFE (Europe, Australasia and Far East) Value Index(1)	12.85%	14.77%	5.06%
(1)
Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$1,285,933,681
Total number of portfolio holdings	73
Total advisory fees paid	$3,596,985
Portfolio turnover rate	17%
Industry Sector as % of Net Assets
Consumer Staples	20.56%
Health Care	15.88%
Consumer Discretionary	12.11%
Financials	9.65%
Technology	8.85%
Industrials	8.52%
Communication Services	7.24%
Short-Term Investments	7.02%
Energy	5.74%
Materials	4.10%
Other	2.76%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes International Equity Fund
Class R6/BIERX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class R6/BIERX)	$38*	0.75%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BIERX - R6 - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class R6 Shares) advanced 1.15% in the trailing six months ended March 31, 2025, outperforming the negative 1.81%  return of the MSCI EAFE Index,  and underperforming the 3.62% return of the MSCI EAFE Value Index. Notable contributors included holdings in Brazil, China, and Italy. Meanwhile, allocations to Netherlands and Spain weighed on relative returns, as did several holdings in the United Kingdom. From a sector standpoint, select holdings in industrials, materials, and financials were solid performers, along with holdings in energy. Conversely, some holdings in communication services and consumer staples hurt returns. Furthermore, while our holdings in financials did well overall, our underweight to the sector detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Materials | Heidelberg Materials (Germany) and Buzzi (Italy).
TOP PERFORMANCE DETRACTORS
Consumer Staples | J Sainsbury (United Kingdom), Henkel (Germany), and Carrefour (France).
Communication Services | Publicis Groupe (France) and WPP (United Kingdom).
Underweight to Financials | Financials was the best-performing sector in the benchmark, up double digit while most other sectors declined.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund(1). It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class R6/BIERX)(1)	13.08%	17.99%	6.58%
MSCI EAFE (Europe, Australasia and Far East) Index	4.88%	11.77%	5.40%
MSCI EAFE (Europe, Australasia and Far East) Value Index(2)	12.85%	14.77%	5.06%
(1)	Performance shown prior to February 1, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
(2)
Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$1,285,933,681
Total number of portfolio holdings	73
Total advisory fees paid	$3,596,985
Portfolio turnover rate	17%
Industry Sector as % of Net Assets
Consumer Staples	20.56%
Health Care	15.88%
Consumer Discretionary	12.11%
Financials	9.65%
Technology	8.85%
Industrials	8.52%
Communication Services	7.24%
Short-Term Investments	7.02%
Energy	5.74%
Materials	4.10%
Other	2.76%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Global Equity Fund
Class A/BGEAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class A/BGEAX)	$64*	1.25%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BGEAX - A - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class A Shares without load) increased 4.39% in the trailing six months ended March 31, 2025, outperforming the negative 1.95% return of the MSCI World Index, as well as  the 0.41% return of the MSCI World Value Index. Notable contributors included holdings in the United States, Brazil, and the United Kingdom. Meanwhile, allocations to France and South Korea weighed on relative returns. From a sector standpoint, holdings in industrials and financials helped performance, along with our underweight to information technology. Conversely, allocations to consumer discretionary and communication services detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Wells Fargo and Fiserv (U.S.), and Erste Group Bank (Austria).
Underweight to IT | Market concerns about semiconductor spending led to a pullback of technology-related companies and our underweight to IT helped relative returns.
TOP PERFORMANCE DETRACTORS
Communication Services I Publicis Groupe (France), Comcast (United States), and WPP (United Kingdom).
Consumer Discretionary I Genting Bhd (Malaysia), Kering (France), and Mohawk Industries (U.S.). Kering weakened after its recently appointed CEO announced a new creative director for the company’s Gucci brand.
South Korea I Samsung Electronics (Technology) and Hyundai Motor (Consumer Discretionary).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class A/BGEAX) (with maximum sales charge)(1)	4.05%	17.77%	7.03%
Brandes Global Equity Fund (Class A/BGEAX) (without sales charge)	10.41%	19.17%	7.67%
MSCI World Index	7.04%	16.13%	9.50%
MSCI World Value Index(2)	8.69%	14.98%	7.14%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
(2)
Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$50,551,420
Total number of portfolio holdings	71
Total advisory fees paid	$138,413
Portfolio turnover rate	13%
Industry Sector as % of Net Assets
Financials	22.80%
Health Care	21.05%
Consumer Staples	10.71%
Industrials	9.50%
Consumer Discretionary	8.76%
Technology	8.45%
Energy	6.13%
Materials	4.85%
Communication Services	4.83%
Other	2.53%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Global Equity Fund
Class C/BGVCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class C/BGVCX)	$102*	2.00%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BGVCX - C - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class C Shares without load) increased 3.98% in the trailing six months ended March 31, 2025, outperforming the negative 1.95% return of the MSCI World Index, as well as  the 0.41% return of the MSCI World Value Index. Notable contributors included holdings in the United States, Brazil, and the United Kingdom. Meanwhile, allocations to France and South Korea weighed on relative returns. From a sector standpoint, holdings in industrials and financials helped performance, along with our underweight to information technology. Conversely, allocations to consumer discretionary and communication services detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Wells Fargo and Fiserv (U.S.), and Erste Group Bank (Austria).
Underweight to IT | Market concerns about semiconductor spending led to a pullback of technology-related companies and our underweight to IT helped relative returns.
TOP PERFORMANCE DETRACTORS
Communication Services I Publicis Groupe (France), Comcast (United States), and WPP (United Kingdom).
Consumer Discretionary I Genting Bhd (Malaysia), Kering (France), and Mohawk Industries (U.S.). Kering weakened after its recently appointed CEO announced a new creative director for the company’s Gucci brand.
South Korea I Samsung Electronics (Technology) and Hyundai Motor (Consumer Discretionary).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class C/BGVCX) (with maximum sales charge)(1),(2)	8.57%	18.29%	7.03%
Brandes Global Equity Fund (Class C/BGVCX) (without sales charge)(1)	9.57%	18.29%	7.03%
MSCI World Index	7.04%	16.13%	9.50%
MSCI World Value Index(3)	8.69%	14.98%	7.14%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
(3)
Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$50,551,420
Total number of portfolio holdings	71
Total advisory fees paid	$138,413
Portfolio turnover rate	13%
Industry Sector as % of Net Assets
Financials	22.80%
Health Care	21.05%
Consumer Staples	10.71%
Industrials	9.50%
Consumer Discretionary	8.76%
Technology	8.45%
Energy	6.13%
Materials	4.85%
Communication Services	4.83%
Other	2.53%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Global Equity Fund
Class I/BGVIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class I/BGVIX)	$51*	1.00%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BGVIX - I - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class I Shares) increased 4.51% in the trailing six months ended March 31, 2025, outperforming the negative 1.95% return of the MSCI World Index, as well as  the 0.41% return of the MSCI World Value Index. Notable contributors included holdings in the United States, Brazil, and the United Kingdom. Meanwhile, allocations to France and South Korea weighed on relative returns. From a sector standpoint, holdings in industrials and financials helped performance, along with our underweight to information technology. Conversely, allocations to consumer discretionary and communication services detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Wells Fargo and Fiserv (U.S.), and Erste Group Bank (Austria).
Underweight to IT | Market concerns about semiconductor spending led to a pullback of technology-related companies and our underweight to IT helped relative returns.
TOP PERFORMANCE DETRACTORS
Communication Services I Publicis Groupe (France), Comcast (United States), and WPP (United Kingdom).
Consumer Discretionary I Genting Bhd (Malaysia), Kering (France), and Mohawk Industries (U.S.). Kering weakened after its recently appointed CEO announced a new creative director for the company’s Gucci brand.
South Korea I Samsung Electronics (Technology) and Hyundai Motor (Consumer Discretionary).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class I/BGVIX)	10.65%	19.47%	7.93%
MSCI World Index	7.04%	16.13%	9.50%
MSCI World Value Index(1)	8.69%	14.98%	7.14%
(1)
Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$50,551,420
Total number of portfolio holdings	71
Total advisory fees paid	$138,413
Portfolio turnover rate	13%
Industry Sector as % of Net Assets
Financials	22.80%
Health Care	21.05%
Consumer Staples	10.71%
Industrials	9.50%
Consumer Discretionary	8.76%
Technology	8.45%
Energy	6.13%
Materials	4.85%
Communication Services	4.83%
Other	2.53%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class A/BEMAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class A/BEMAX)	$65*	1.32%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BEMAX - A - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class A Shares without load) fell 3.41% in the trailing six months ended March 31, 2025, outperforming the negative 5.31% return of the MSCI Emerging Markets Index and the negative 5.29% return of the MSCI Emerging Markets Value Index. Notable contributors included select holdings in industrials and communication services, as well as our underweight to India. Conversely,  several holdings in financials hurt returns, along with positions in China and Indonesia.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil). Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Communication Services | Netase (China) and Millicom International Cellular (Luxembourg).
Underweight to India | India underperformed the overall benchmark and our significant underweight aided relative returns.
TOP PERFORMANCE DETRACTORS
Financials | Induslnd Bank (India), Bank Rakyat Indonesia, and Chailease Holding (Taiwan).
China | China Education Group and Galaxy Entertainment (Consumer Discretionary), underweight to China.
Indonesia | Gudang Garam (Tobacco), PT Telkom Indonesia (Diversified Telecommunication Services), and PT Indofood Sukses Makmur (Food Products).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class A/BEMAX) (with maximum sales charge)(1)	-0.68%	8.69%	2.86%
Brandes Emerging Markets Value Fund (Class A/BEMAX) (without sales charge)	5.38%	9.99%	3.47%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index(2)	7.60%	9.81%	3.21%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
(2)
Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$639,825,480
Total number of portfolio holdings	62
Total advisory fees paid	$3,102,410
Portfolio turnover rate	21%
Industry Sector as % of Net Assets
Financials	23.96%
Technology	19.45%
Communication Services	12.84%
Consumer Discretionary	12.42%
Consumer Staples	11.46%
Industrials	7.50%
Real Estate	3.26%
Energy	2.75%
Utilities	2.72%
Materials	2.39%
Other	0.97%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class C/BEMCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class C/BEMCX)	$102*	2.07%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BEMCX - C - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class C Shares without load) fell 3.76% in the trailing six months ended March 31, 2025, outperforming the negative 5.31% return of the MSCI Emerging Markets Index and the negative 5.29% return of the MSCI Emerging Markets Value Index. Notable contributors included select holdings in industrials and communication services, as well as our underweight to India. Conversely,  several holdings in financials hurt returns, along with positions in China and Indonesia.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil). Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Communication Services | Netase (China) and Millicom International Cellular (Luxembourg).
Underweight to India | India underperformed the overall benchmark and our significant underweight aided relative returns.
TOP PERFORMANCE DETRACTORS
Financials | Induslnd Bank (India), Bank Rakyat Indonesia, and Chailease Holding (Taiwan).
China | China Education Group and Galaxy Entertainment (Consumer Discretionary), underweight to China.
Indonesia | Gudang Garam (Tobacco), PT Telkom Indonesia (Diversified Telecommunication Services), and PT Indofood Sukses Makmur (Food Products).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund(1). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class C/BEMCX) (with maximum sales charge)(1),(2)	3.62%	9.29%	2.90%
Brandes Emerging Markets Value Fund (Class C/BEMCX) (without sales charge)(1)	4.62%	9.29%	2.90%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index(3)	7.60%	9.81%	3.21%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
(3)
Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$639,825,480
Total number of portfolio holdings	62
Total advisory fees paid	$3,102,410
Portfolio turnover rate	21%
Industry Sector as % of Net Assets
Financials	23.96%
Technology	19.45%
Communication Services	12.84%
Consumer Discretionary	12.42%
Consumer Staples	11.46%
Industrials	7.50%
Real Estate	3.26%
Energy	2.75%
Utilities	2.72%
Materials	2.39%
Other	0.97%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class I/BEMIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class I/BEMIX)	$55*	1.12%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BEMIX - I - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class I Shares) fell 3.33% in the trailing six months ended March 31, 2025, outperforming the negative 5.31% return of the MSCI Emerging Markets Index and the negative 5.29% return of the MSCI Emerging Markets Value Index. Notable contributors included select holdings in industrials and communication services, as well as our underweight to India. Conversely,  several holdings in financials hurt returns, along with positions in China and Indonesia.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil). Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Communication Services | Netase (China) and Millicom International Cellular (Luxembourg).
Underweight to India | India underperformed the overall benchmark and our significant underweight aided relative returns.
TOP PERFORMANCE DETRACTORS
Financials | Induslnd Bank (India), Bank Rakyat Indonesia, and Chailease Holding (Taiwan).
China | China Education Group and Galaxy Entertainment (Consumer Discretionary), underweight to China.
Indonesia | Gudang Garam (Tobacco), PT Telkom Indonesia (Diversified Telecommunication Services), and PT Indofood Sukses Makmur (Food Products).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class I/BEMIX)	5.53%	10.22%	3.71%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index(1)	7.60%	9.81%	3.21%
(1)
Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$639,825,480
Total number of portfolio holdings	62
Total advisory fees paid	$3,102,410
Portfolio turnover rate	21%
Industry Sector as % of Net Assets
Financials	23.96%
Technology	19.45%
Communication Services	12.84%
Consumer Discretionary	12.42%
Consumer Staples	11.46%
Industrials	7.50%
Real Estate	3.26%
Energy	2.75%
Utilities	2.72%
Materials	2.39%
Other	0.97%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class R6/BEMRX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class R6/BEMRX)	$48*	0.97%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BEMRX - R6 - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class R6 Shares) fell 3.27% in the trailing six months ended March 31, 2025, outperforming the negative 5.31% return of the MSCI Emerging Markets Index and the negative 5.29% return of the MSCI Emerging Markets Value Index. Notable contributors included select holdings in industrials and communication services, as well as our underweight to India. Conversely,  several holdings in financials hurt returns, along with positions in China and Indonesia.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil). Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Communication Services | Netase (China) and Millicom International Cellular (Luxembourg).
Underweight to India | India underperformed the overall benchmark and our significant underweight aided relative returns.
TOP PERFORMANCE DETRACTORS
Financials | Induslnd Bank (India), Bank Rakyat Indonesia, and Chailease Holding (Taiwan).
China | China Education Group and Galaxy Entertainment (Consumer Discretionary), underweight to China.
Indonesia | Gudang Garam (Tobacco), PT Telkom Indonesia (Diversified Telecommunication Services), and PT Indofood Sukses Makmur (Food Products).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund(1). It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class R6/BEMRX)(1)	5.70%	10.34%	3.84%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index(2)	7.60%	9.81%	3.21%
(1)	Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
(2)
Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$639,825,480
Total number of portfolio holdings	62
Total advisory fees paid	$3,102,410
Portfolio turnover rate	21%
Industry Sector as % of Net Assets
Financials	23.96%
Technology	19.45%
Communication Services	12.84%
Consumer Discretionary	12.42%
Consumer Staples	11.46%
Industrials	7.50%
Real Estate	3.26%
Energy	2.75%
Utilities	2.72%
Materials	2.39%
Other	0.97%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class A/BISAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class A/BISAX)	$68*	1.32%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BISAX - A - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class A Shares without load) advanced 7.05% in the trailing six months ended March 31, 2025, outperforming the negative 7.06% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the negative 5.37% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, France, Brazil, and Hungary. Meanwhile, holdings in Ireland weighed on relative returns, as did the lack of exposure to Israel. From a sector standpoint, holdings in industrials, financials,  and communication services were standout performers, whereas allocations to energy and select holdings in consumer staples and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer (Brazil), CAE (Canada),  and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Banks | Hyakugo Bank and Hachijuni Bank (Japan), AIB Group (Ireland), and Nova Ljubljanska banka (Slovenia).
Communication Services | Magyar Telekom (Hungary), Millicom International Cellular (Luxembourg), and Boyaa Interactive International (China).
TOP PERFORMANCE DETRACTORS
Energy | Yellow Cake (United Kingdom) and Pason Systems (Canada).
Health Care | Euroapi (France), Grifols (Spain), and Avadel Pharmaceuticals (Ireland).
Consumer Staples | C&C Group and Greencore Group (Ireland), and PT Indofood (Indonesia). C&C Group fell amid a weaker hospitality industry in the U.K., a key market for the company. The firm also faced market skepticism about the timing of its turnaround and the initial implementation of its strategic plan to simplify the business and improve its brand.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class A/BISAX) (with maximum sales charge)(1)	18.00%	23.03%	7.68%
Brandes International Small Cap Equity Fund (Class A/BISAX) (without sales charge)	25.20%	24.50%	8.32%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Small Cap Index	1.87%	11.84%	5.32%
MSCI ACWI Ex-USA Small Cap Value Index	4.14%	13.71%	5.48%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$783,893,891
Total number of portfolio holdings	73
Total advisory fees paid	$3,271,466
Portfolio turnover rate	17%
Industry Sector as % of Net Assets
Industrials	24.84%
Financials	15.74%
Consumer Staples	13.99%
Health Care	12.97%
Communication Services	8.60%
Materials	7.27%
Real Estate	4.55%
Consumer Discretionary	3.65%
Short-Term Investments	2.81%
Utilities	2.72%
Energy	2.25%
Other	1.96%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class C/BINCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class C/BINCX)	$103*	1.99%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BINCX - C - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class C Shares without load) advanced 6.69% in the trailing six months ended March 31, 2025, outperforming the negative 7.06% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the negative 5.37% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, France, Brazil, and Hungary. Meanwhile, holdings in Ireland weighed on relative returns, as did the lack of exposure to Israel. From a sector standpoint, holdings in industrials, financials,  and communication services were standout performers, whereas allocations to energy and select holdings in consumer staples and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer (Brazil), CAE (Canada),  and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Banks | Hyakugo Bank and Hachijuni Bank (Japan), AIB Group (Ireland), and Nova Ljubljanska banka (Slovenia).
Communication Services | Magyar Telekom (Hungary), Millicom International Cellular (Luxembourg), and Boyaa Interactive International (China).
TOP PERFORMANCE DETRACTORS
Energy | Yellow Cake (United Kingdom) and Pason Systems (Canada).
Health Care | Euroapi (France), Grifols (Spain), and Avadel Pharmaceuticals (Ireland).
Consumer Staples | C&C Group and Greencore Group (Ireland), and PT Indofood (Indonesia). C&C Group fell amid a weaker hospitality industry in the U.K., a key market for the company. The firm also faced market skepticism about the timing of its turnaround and the initial implementation of its strategic plan to simplify the business and improve its brand.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class C/BINCX) (with maximum sales charge)(1),(2)	23.23%	23.72%	7.74%
Brandes International Small Cap Equity Fund (Class C/BINCX) (without sales charge)(1)	24.23%	23.72%	7.74%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Small Cap Index	1.87%	11.84%	5.32%
MSCI ACWI Ex-USA Small Cap Value Index	4.14%	13.71%	5.48%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$783,893,891
Total number of portfolio holdings	73
Total advisory fees paid	$3,271,466
Portfolio turnover rate	17%
Industry Sector as % of Net Assets
Industrials	24.84%
Financials	15.74%
Consumer Staples	13.99%
Health Care	12.97%
Communication Services	8.60%
Materials	7.27%
Real Estate	4.55%
Consumer Discretionary	3.65%
Short-Term Investments	2.81%
Utilities	2.72%
Energy	2.25%
Other	1.96%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class I/BISMX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class I/BISMX)	$57*	1.10%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BISMX - I - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class I Shares) advanced 7.17% in the trailing six months ended March 31, 2025, outperforming the negative 7.06% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the negative 5.37% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, France, Brazil, and Hungary. Meanwhile, holdings in Ireland weighed on relative returns, as did the lack of exposure to Israel. From a sector standpoint, holdings in industrials, financials,  and communication services were standout performers, whereas allocations to energy and select holdings in consumer staples and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer (Brazil), CAE (Canada),  and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Banks | Hyakugo Bank and Hachijuni Bank (Japan), AIB Group (Ireland), and Nova Ljubljanska banka (Slovenia).
Communication Services | Magyar Telekom (Hungary), Millicom International Cellular (Luxembourg), and Boyaa Interactive International (China).
TOP PERFORMANCE DETRACTORS
Energy | Yellow Cake (United Kingdom) and Pason Systems (Canada).
Health Care | Euroapi (France), Grifols (Spain), and Avadel Pharmaceuticals (Ireland).
Consumer Staples | C&C Group and Greencore Group (Ireland), and PT Indofood (Indonesia). C&C Group fell amid a weaker hospitality industry in the U.K., a key market for the company. The firm also faced market skepticism about the timing of its turnaround and the initial implementation of its strategic plan to simplify the business and improve its brand.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class I/BISMX)	25.42%	24.73%	8.55%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Small Cap Index	1.87%	11.84%	5.32%
MSCI ACWI Ex-USA Small Cap Value Index	4.14%	13.71%	5.48%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$783,893,891
Total number of portfolio holdings	73
Total advisory fees paid	$3,271,466
Portfolio turnover rate	17%
Industry Sector as % of Net Assets
Industrials	24.84%
Financials	15.74%
Consumer Staples	13.99%
Health Care	12.97%
Communication Services	8.60%
Materials	7.27%
Real Estate	4.55%
Consumer Discretionary	3.65%
Short-Term Investments	2.81%
Utilities	2.72%
Energy	2.25%
Other	1.96%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class R6/BISRX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class R6/BISRX)	$52*	1.00%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BISRX - R6 - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class R6 Shares) advanced 7.22% in the trailing six months ended March 31, 2025, outperforming the negative 7.06% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the negative 5.37% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, France, Brazil, and Hungary. Meanwhile, holdings in Ireland weighed on relative returns, as did the lack of exposure to Israel. From a sector standpoint, holdings in industrials, financials,  and communication services were standout performers, whereas allocations to energy and select holdings in consumer staples and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer (Brazil), CAE (Canada),  and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Banks | Hyakugo Bank and Hachijuni Bank (Japan), AIB Group (Ireland), and Nova Ljubljanska banka (Slovenia).
Communication Services | Magyar Telekom (Hungary), Millicom International Cellular (Luxembourg), and Boyaa Interactive International (China).
TOP PERFORMANCE DETRACTORS
Energy | Yellow Cake (United Kingdom) and Pason Systems (Canada).
Health Care | Euroapi (France), Grifols (Spain), and Avadel Pharmaceuticals (Ireland).
Consumer Staples | C&C Group and Greencore Group (Ireland), and PT Indofood (Indonesia). C&C Group fell amid a weaker hospitality industry in the U.K., a key market for the company. The firm also faced market skepticism about the timing of its turnaround and the initial implementation of its strategic plan to simplify the business and improve its brand.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund(1). It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class R6/BISRX)(1)	25.63%	24.89%	8.67%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Small Cap Index	1.87%	11.84%	5.32%
MSCI ACWI Ex-USA Small Cap Value Index	4.14%	13.71%	5.48%
(1)	Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$783,893,891
Total number of portfolio holdings	73
Total advisory fees paid	$3,271,466
Portfolio turnover rate	17%
Industry Sector as % of Net Assets
Industrials	24.84%
Financials	15.74%
Consumer Staples	13.99%
Health Care	12.97%
Communication Services	8.60%
Materials	7.27%
Real Estate	4.55%
Consumer Discretionary	3.65%
Short-Term Investments	2.81%
Utilities	2.72%
Energy	2.25%
Other	1.96%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Small Cap Value Fund
Class A/BSCAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class A/BSCAX)	$57*	1.15%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BSCAX - A - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class A Shares without load) fell 1.22% in the trailing six months ended March 31, 2025, outperforming the negative 8.72% return of the Russell 2000 Value Index and the negative 9.18% return of the broad Russell 2000 Index. Notable contributors were select holdings in aerospace & defense, energy, and information technology. Meanwhile, our underweight to financials hurt relative returns, along with several holdings in materials and pharmaceuticals.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer, National Presto Industries, CAE, and Park Aerospace. Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Energy | Innovex International (Energy Equipment & Services) and Expand Energy Corporation (Oil, Gas, & Consumable Fuels).
Information Technology | NETGEAR (communications equipment) and SolarWinds (Software). SolarWinds benefited from buyout announcements. In February, Turn/River Capital announced that it would buy SolarWinds for $18.5/share, approximately a 35% premium to the average 90-day trading price of $13.70.
TOP PERFORMANCE DETRACTORS
Underweight to Financials | Financials held up better than most sectors in the benchmark and our significant underweight hurt relative returns, although our holdings performed better than the benchmark’s financials constituents.
Materials | Sealed Air Corporation (Containers & Packaging), Minerals Technologies and Scotts Miracle-Gro (Chemicals).
Pharmaceuticals | Avadel Pharmaceuticals and Elanco Animal Health.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class A/BSCAX) (with maximum sales charge)(1)	-2.65%	19.70%	9.68%
Brandes Small Cap Value Fund (Class A/BSCAX) (without sales charge)	3.28%	21.12%	10.33%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
Russell 2000 Value Index	-3.12%	15.31%	6.07%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$118,524,059
Total number of portfolio holdings	46
Total advisory fees paid	$271,878
Portfolio turnover rate	22%
Industry Sector as % of Net Assets
Industrials	41.64%
Health Care	15.00%
Consumer Staples	9.02%
Materials	8.22%
Consumer Discretionary	7.96%
Energy	7.06%
Technology	6.35%
Financials	3.78%
Other	1.08%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Small Cap Value Fund
Class I/BSCMX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class I/BSCMX)	$45*	0.90%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BSCMX - I - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class I Shares) fell 1.09% in the trailing six months ended March 31, 2025, outperforming the negative 8.72% return of the Russell 2000 Value Index and the negative 9.18% return of the broad Russell 2000 Index. Notable contributors were select holdings in aerospace & defense, energy, and information technology. Meanwhile, our underweight to financials hurt relative returns, along with several holdings in materials and pharmaceuticals.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer, National Presto Industries, CAE, and Park Aerospace. Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Energy | Innovex International (Energy Equipment & Services) and Expand Energy Corporation (Oil, Gas, & Consumable Fuels).
Information Technology | NETGEAR (communications equipment) and SolarWinds (Software). SolarWinds benefited from buyout announcements. In February, Turn/River Capital announced that it would buy SolarWinds for $18.5/share, approximately a 35% premium to the average 90-day trading price of $13.70.
TOP PERFORMANCE DETRACTORS
Underweight to Financials | Financials held up better than most sectors in the benchmark and our significant underweight hurt relative returns, although our holdings performed better than the benchmark’s financials constituents.
Materials | Sealed Air Corporation (Containers & Packaging), Minerals Technologies and Scotts Miracle-Gro (Chemicals).
Pharmaceuticals | Avadel Pharmaceuticals and Elanco Animal Health.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class I/BSCMX)	3.57%	21.44%	10.64%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
Russell 2000 Value Index	-3.12%	15.31%	6.07%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$118,524,059
Total number of portfolio holdings	46
Total advisory fees paid	$271,878
Portfolio turnover rate	22%
Industry Sector as % of Net Assets
Industrials	41.64%
Health Care	15.00%
Consumer Staples	9.02%
Materials	8.22%
Consumer Discretionary	7.96%
Energy	7.06%
Technology	6.35%
Financials	3.78%
Other	1.08%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Small Cap Value Fund
Class R6/BSCRX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class R6/BSCRX)	$36*	0.72%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BSCRX - R6 - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class R6 Shares) fell 1.06% in the trailing six months ended March 31, 2025, outperforming the negative 8.72% return of the Russell 2000 Value Index and the negative 9.18% return of the broad Russell 2000 Index. Notable contributors were select holdings in aerospace & defense, energy, and information technology. Meanwhile, our underweight to financials hurt relative returns, along with several holdings in materials and pharmaceuticals.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer, National Presto Industries, CAE, and Park Aerospace. Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Energy | Innovex International (Energy Equipment & Services) and Expand Energy Corporation (Oil, Gas, & Consumable Fuels).
Information Technology | NETGEAR (communications equipment) and SolarWinds (Software). SolarWinds benefited from buyout announcements. In February, Turn/River Capital announced that it would buy SolarWinds for $18.5/share, approximately a 35% premium to the average 90-day trading price of $13.70.
TOP PERFORMANCE DETRACTORS
Underweight to Financials | Financials held up better than most sectors in the benchmark and our significant underweight hurt relative returns, although our holdings performed better than the benchmark’s financials constituents.
Materials | Sealed Air Corporation (Containers & Packaging), Minerals Technologies and Scotts Miracle-Gro (Chemicals).
Pharmaceuticals | Avadel Pharmaceuticals and Elanco Animal Health.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund(1). It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class R6/BSCRX)(1)	3.74%	21.77%	10.05%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
Russell 2000 Value Index	-3.12%	15.31%	6.07%
(1)	Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$118,524,059
Total number of portfolio holdings	46
Total advisory fees paid	$271,878
Portfolio turnover rate	22%
Industry Sector as % of Net Assets
Industrials	41.64%
Health Care	15.00%
Consumer Staples	9.02%
Materials	8.22%
Consumer Discretionary	7.96%
Energy	7.06%
Technology	6.35%
Financials	3.78%
Other	1.08%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Core Plus Fixed Income Fund
Class A/BCPAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class A/BCPAX)	$25*	0.50%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BCPAX - A - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class A Shares, without load) fell 0.18% in the trailing six months ended March 31, 2025, outperforming the negative 0.37% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in banks and media; whereas select holdings in telecom and student loan asset backed securities (“ABS”) modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Banks | US Bank and Goldman Sachs
Media | Univision Communications
Overall Duration Positioning | The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across the yield curve.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom | Telecom Italia
ABS | SLMA student loan floating rate securities
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (with maximum sales charge)(1)	0.64%	0.10%	1.25%
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (without sales charge)	4.52%	0.87%	1.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
(1)	Maximum sales charge imposed on Class A purchases is 3.75%.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$129,559,745
Total number of portfolio holdings	72
Total advisory fees paid	$54,852
Portfolio turnover rate	5%
Asset Type as % of Net Assets
US Governments	63.57%
Corporate Bonds	27.93%
Federal and Federally Sponsored Credits	3.64%
Foreign Issuer Bonds	2.09%
Other	1.94%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Core Plus Fixed Income Fund
Class I/BCPIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	$15*	0.30%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BCPIX - I - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class I Shares) fell 0.06% in the trailing six months ended March 31, 2025, outperforming the negative 0.37% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in banks and media; whereas select holdings in telecom and student loan asset backed securities (“ABS”) modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Banks | US Bank and Goldman Sachs
Media | Univision Communications
Overall Duration Positioning | The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across the yield curve.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom | Telecom Italia
ABS | SLMA student loan floating rate securities
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	4.85%	1.09%	1.89%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$129,559,745
Total number of portfolio holdings	72
Total advisory fees paid	$54,852
Portfolio turnover rate	5%
Asset Type as % of Net Assets
US Governments	63.57%
Corporate Bonds	27.93%
Federal and Federally Sponsored Credits	3.64%
Foreign Issuer Bonds	2.09%
Other	1.94%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Core Plus Fixed Income Fund
Class R6/BCPRX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)	$15*	0.30%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance - BCPRX - R6 - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class R6 Shares) fell 0.06% in the trailing six months ended March 31, 2025, outperforming the negative 0.37% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in banks and media; whereas select holdings in telecom and student loan asset backed securities (“ABS”) modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Banks | US Bank and Goldman Sachs
Media | Univision Communications
Overall Duration Positioning | The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across the yield curve.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom | Telecom Italia
ABS | SLMA student loan floating rate securities
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)(1)	4.85%	1.72%	2.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
(1)	Performance shown prior to October 10, 2017 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$129,559,745
Total number of portfolio holdings	72
Total advisory fees paid	$54,852
Portfolio turnover rate	5%
Asset Type as % of Net Assets
US Governments	63.57%
Corporate Bonds	27.93%
Federal and Federally Sponsored Credits	3.64%
Foreign Issuer Bonds	2.09%
Other	1.94%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS
Brandes Separately Managed Account Reserve Trust
Ticker | SMARX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Brandes Separately Managed Account Reserve Trust (the “Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes Separately Managed Account Reserve Trust**	$0	0.00%
**	No expenses have been charged to the Fund over the period, as the Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the Fund.
Management’s Discussion of Fund Performance - SMARX
Summary of Results
The net asset value of the Brandes Separately Managed Account Reserve Trust rose 0.28% in the trailing six months ended March 31, 2025, outperforming the negative 0.37% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in banks and media; whereas select holdings in telecom and student loan asset backed securities (“ABS”) modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Banks | US Bank and Goldman Sachs
Media | Univision Communications
Overall Duration Positioning | The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across the yield curve.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom | Telecom Italia
ABS | SLMA student loan floating rate securities
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Separately Managed Account Reserve Trust	5.71%	2.77%	3.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Intermediate Credit Bond Index	6.21%	2.34%	2.50%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$183,922,862
Total number of portfolio holdings	57
Total advisory fees paid	$0
Portfolio turnover rate	6%
Asset Type as % of Net Assets
Corporate Bonds	54.91%
US Governments	31.83%
Foreign Issuer Bonds	4.98%
Federal and Federally Sponsored Credits	4.36%
Other	2.91%
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
BRANDES INVESTMENT PARTNERS

Item 2. Code of Ethics.

As of March 31, 2025, the registrant had adopted a “code of ethics” (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is JoAnn Lilek, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

Brandes Funds

2025: $147,000

2024: $178,500

The fees paid to Deloitte & Touche LLP for 2025 and 2024 relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

Brandes Funds

2025: $0

2024: $0

(c) Tax Fees

Brandes Funds

2025: $31,500

2024: $31,500

The fees paid to Deloitte & Touche LLP for 2025 and 2024 relate to the preparation of the registrant’s tax returns and review of annual distributions, and additional tax provision support fees.

(d) All Other Fees

Brandes Funds

2025: $0

2024: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) Brandes Funds

2025: 0%

2024: 0%

(f) Not applicable.

(g)     Brandes Funds

2025: $0

2024: $0

(h) The Audit Committee considered the non-audit services rendered to the registrant’s investment adviser and believes the services are compatible with the principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
INTERNATIONAL EQUITY FUND
GLOBAL EQUITY FUND
EMERGING MARKETS VALUE FUND
INTERNATIONAL SMALL CAP EQUITY FUND
SMALL CAP VALUE FUND
CORE PLUS FIXED INCOME FUND
As of and for the six months ended March 31, 2025

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2025

Shares		Value
COMMON STOCKS – 90.02%
Austria – 1.45%
269,103	Erste Group Bank AG	$18,614,148
Brazil – 4.12%
8,418,700	Ambev SA	19,916,489
441,296	Embraer SA Sponsored – ADR(a)	20,387,875
1,454,400	Telefonica Brasil SA(a)	12,700,147
		53,004,511
Canada – 3.66%
734,635	CAE, Inc.(a)	18,064,675
255,634	Nutrien Ltd.	12,697,341
643,539	Open Text Corp.	16,255,795
		47,017,811
China – 2.46%
1,908,800	Alibaba Group Holding Ltd.	31,582,970
France – 17.96%
310,425	BNP Paribas SA	25,945,124
79,101	Capgemini SE	11,885,564
1,866,659	Carrefour SA	26,696,785
148,596	Danone SA	11,365,406
245,000	Engie Prime De Fidelite 2027(a)	4,777,805
582,380	Engie SA	11,348,157
91,725	Kering SA	19,082,495
1,775,985	Orange SA	23,006,373
163,029	Pernod Ricard SA	16,106,065
199,068	Publicis Groupe SA	18,781,800
294,495	Sanofi SA	32,607,045
150,117	Societe BIC SA	10,161,327
297,766	TotalEnergies SE	19,185,953
		230,949,899
Germany – 5.87%
438,870	Deutsche Post AG	18,842,135
63,582	Heidelberg Materials AG	10,960,114
357,837	Henkel AG & Co. KGaA	25,780,678
304,132	Infineon Technologies AG	10,138,211
36,597	SAP SE	9,806,155
		75,527,293
Shares		Value
Hong Kong – 2.29%
17,152,000	Budweiser Brewing Co. APAC Ltd.(b)	$20,672,335
14,562,000	First Pacific Co. Ltd.	8,824,376
		29,496,711
Italy – 3.39%
209,917	Buzzi SpA	10,101,076
1,051,983	Eni SpA(c)	16,270,530
3,336,740	Intesa Sanpaolo SpA	17,196,458
		43,568,064
Japan – 12.19%
2,245,800	Astellas Pharma, Inc.(c)	21,861,750
470,800	Bridgestone Corp.	18,913,373
2,110,100	Honda Motor Co. Ltd.	19,095,508
1,487,400	Kubota Corp.	18,380,399
361,300	Makita Corp.	11,971,127
589,500	Mitsubishi UFJ Financial Group, Inc.	8,037,136
809,200	Sumitomo Mitsui Trust Group, Inc.	20,368,602
1,285,183	Takeda Pharmaceutical Co. Ltd.	38,091,257
		156,719,152
Mexico – 6.74%
835,243	America Movil SAB de CV – ADR	11,877,156
11,140,870	America Movil SAB de CV – Class B	7,937,349
3,360,912	Cemex SAB de CV Sponsored – ADR	18,854,716
16,613,101	Fibra Uno Administracion SA de CV	19,410,161
5,861,575	Kimberly-Clark de Mexico SAB de CV – Class A	9,609,609
6,872,378	Wal-Mart de Mexico SAB de CV	18,926,787
		86,615,778
See Notes to Financial Statements.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

Shares		Value
Netherlands – 5.72%
458,864	Heineken Holding NV	$33,209,693
736,844	Koninklijke Philips NV(a)	18,758,664
985,224	STMicroelectronics NV(c)	21,603,544
		73,571,901
Russia – 0.00%
1,013,133	Mobile TeleSystems PJSC(d)	—
Singapore – 0.92%
4,779,900	Wilmar International Ltd.	11,852,452
South Korea – 2.44%
216,344	Hana Financial Group, Inc.	8,833,401
86,437	Hyundai Mobis Co. Ltd.	15,381,865
105,004	KT&G Corp.	7,222,357
		31,437,623
Switzerland – 6.16%
48,284	Cie Financiere Richemont SA – Class A Registered	8,428,741
166,642	Novartis AG Registered	18,508,893
7,948	Swatch Group AG Bearer	1,370,605
754,141	Swatch Group AG Registered	26,029,759
812,166	UBS Group AG Registered	24,945,351
		79,283,349
Taiwan – 1.23%
561,000	Taiwan Semiconductor Manufacturing Co. Ltd.	15,799,438
Shares		Value
United Kingdom – 13.42%
1,698,055	GSK Plc	$32,450,181
6,291,130	J Sainsbury Plc	19,175,893
4,834,223	Kingfisher Plc	15,923,971
281,147	Reckitt Benckiser Group Plc	19,011,309
1,202,137	Rolls-Royce Holdings Plc(a)	11,684,011
443,862	Shell Plc	16,156,723
1,655,170	Smith & Nephew Plc	23,275,907
3,759,787	Tesco Plc	16,175,678
2,472,665	WPP Plc	18,789,851
		172,643,524
TOTAL COMMON STOCKS (Cost $1,046,214,767)		$1,157,684,624
PREFERRED STOCKS – 5.39%
Brazil – 1.74%
3,431,600	Petroleo Brasileiro SA, 3.819%(e)	$22,346,337
Russia – 0.00%
21,512,699	Surgutneftegas PJSC, 2.033%(d),(e)	—
South Korea – 2.20%
872,890	Samsung Electronics Co. Ltd., 3.066%(e)	28,253,164
Spain – 1.45%
2,661,350	Grifols SA – Class B(a)	18,705,837
TOTAL PREFERRED STOCKS (Cost $84,069,551)		$69,305,338
See Notes to Financial Statements.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 7.02%
Money Market Funds — 7.02%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.176%(f)	90,253,580	$90,253,580
TOTAL SHORT-TERM INVESTMENTS (Cost $90,253,580)		$90,253,580
Total Investments (Cost $1,220,537,898) – 102.43%		$1,317,243,542
Liabilities in Excess of Other Assets – (2.43)%		(31,309,861)
TOTAL NET ASSETS – 100.00%		$1,285,933,681

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,672,335 which represented 1.61% of the net assets of the Fund.

(c)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	The rate shown is the annualized seven day yield as of March 31, 2025.
See Notes to Financial Statements.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2025

COMMON STOCKS
Aerospace & Defense	3.90%
Air Freight & Logistics	1.47%
Automobile Components	2.66%
Automobiles	1.49%
Banks	7.71%
Beverages	6.99%
Broadline Retail	2.46%
Capital Markets	1.94%
Chemicals	0.99%
Commercial Services & Supplies	0.79%
Construction Materials	3.11%
Consumer Staples Distribution & Retail	6.30%
Diversified REITs	1.51%
Diversified Telecommunication Services	2.78%
Food Products	2.48%
Health Care Equipment & Supplies	3.27%
Household Products	4.23%
IT Services	0.93%
Machinery	2.36%
Media	2.92%
Multi-Utilities	1.25%
Oil, Gas & Consumable Fuels	4.00%
Pharmaceuticals	11.16%
Semiconductors & Semiconductor Equipment	3.70%
Software	2.02%
Specialty Retail	1.24%
Textiles, Apparel & Luxury Goods	4.26%
Tobacco	0.56%
Wireless Telecommunication Services	1.54%
TOTAL COMMON STOCKS	90.02%
PREFERRED STOCKS
Biotechnology	1.45%
Oil, Gas & Consumable Fuels	1.74%
Technology Hardware, Storage & Peripherals	2.20%
TOTAL PREFERRED STOCKS	5.39%
SHORT-TERM INVESTMENTS	7.02%
TOTAL INVESTMENTS	102.43%
Liabilities in Excess of Other Assets	(2.43)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2025

Shares		Value
COMMON STOCKS – 97.44%
Austria – 2.52%
18,407	Erste Group Bank AG	$1,273,232
Brazil – 4.39%
374,400	Ambev SA	885,735
115,520	Embraer SA(a)	1,331,027
		2,216,762
Canada – 1.35%
27,794	CAE, Inc.(a)	683,454
China – 3.20%
71,500	Alibaba Group Holding Ltd.	1,183,038
985,000	Topsports International Holdings Ltd.	433,518
		1,616,556
France – 10.27%
3,293	Capgemini SE	494,800
31,283	Carrefour SA	447,406
2,328	Kering SA	484,318
6,646	Pernod Ricard SA	656,576
5,905	Publicis Groupe SA	557,129
12,047	Sanofi SA	1,333,867
18,864	TotalEnergies SE	1,215,464
		5,189,560
Germany – 1.82%
5,343	Heidelberg Materials AG	921,014
Hong Kong – 3.07%
123,400	AIA Group Ltd.	934,122
513,200	Budweiser Brewing Co. APAC Ltd.(b)	618,531
		1,552,653
Ireland – 1.22%
7,028	CRH Plc	615,953
Japan – 1.35%
23,100	Takeda Pharmaceutical Co. Ltd.	684,656
Malaysia – 0.88%
608,200	Genting Bhd	447,089
Shares		Value
Mexico – 1.74%
299,066	Fibra Uno Administracion SA de CV	$349,418
192,139	Wal-Mart de Mexico SAB de CV	529,158
		878,576
Netherlands – 1.72%
10,670	Heineken NV	870,036
South Korea – 2.21%
1,456	Hyundai Mobis Co. Ltd.	259,102
2,155	Hyundai Motor Co.	291,076
14,353	Samsung Electronics Co. Ltd.	569,031
		1,119,209
Switzerland – 3.03%
2,522	Cie Financiere Richemont SA – Class A Registered	440,255
35,504	UBS Group AG Registered	1,090,491
		1,530,746
Taiwan – 1.45%
26,000	Taiwan Semiconductor Manufacturing Co. Ltd.	732,238
Thailand – 0.97%
103,300	Kasikornbank PCL – Class F	491,760
United Kingdom – 14.33%
70,907	GSK Plc	1,355,047
21,894	Imperial Brands Plc	810,119
116,384	Kingfisher Plc	383,370
87,491	NatWest Group Plc	516,581
8,827	Reckitt Benckiser Group Plc	596,886
98,945	Rolls-Royce Holdings Plc(a)	961,683
19,242	Shell Plc Sponsored – ADR	1,410,054
57,774	Smith & Nephew Plc	812,450
52,487	WPP Plc	398,850
		7,245,040
United States – 41.92%
3,440	Alphabet, Inc. – Class A	531,962
9,813	Amdocs Ltd.	897,889
6,508	American International Group, Inc.	565,806
See Notes to Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

Shares		Value
5,216	Arch Capital Group Ltd.	$501,675
23,522	Bank of America Corp.	981,573
7,665	Bank of New York Mellon Corp.	642,864
4,452	Cardinal Health, Inc.	613,352
3,184	Cigna Corp.	1,047,536
13,539	Citigroup, Inc.	961,134
10,215	Cognizant Technology Solutions Corp. – Class A	781,447
25,839	Comcast Corp. – Class A	953,459
14,527	Corteva, Inc.	914,184
7,966	CVS Health Corp.	539,696
3,707	Emerson Electric Co.	406,435
7,723	Evergy, Inc.	532,501
2,565	FedEx Corp.	625,296
4,939	Fiserv, Inc.(a)	1,090,679
18,790	Halliburton Co.	476,702
1,667	HCA Healthcare, Inc.	576,032
2,223	Labcorp Holdings, Inc.	517,381
1,746	McKesson Corp.	1,175,041
7,732	Merck & Co., Inc.	694,024
6,149	Micron Technology, Inc.	534,287
Shares		Value
4,419	Mohawk Industries, Inc.(a)	$504,561
10,399	OneMain Holdings, Inc.	508,303
33,727	Pfizer, Inc.	854,642
3,539	PNC Financial Services Group, Inc.	622,050
4,081	State Street Corp.	365,372
11,015	Textron, Inc.	795,834
13,639	Wells Fargo & Co.	979,144
		21,190,861
TOTAL COMMON STOCKS (Cost $35,352,126)		$49,259,395
PREFERRED STOCKS – 1.38%
South Korea – 0.51%
7,965	Samsung Electronics Co. Ltd., 3.066%(c)	$257,806
Spain – 0.87%
61,514	Grifols SA – Class B – ADR (a)	437,365
TOTAL PREFERRED STOCKS (Cost $1,034,616)		$695,171

	Shares	Value
SHORT-TERM INVESTMENTS – 0.79%
Money Market Funds — 0.79%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.176%(d)	399,106	$399,106
TOTAL SHORT-TERM INVESTMENTS (Cost $399,106)		$399,106
Total Investments (Cost $36,785,848) – 99.61%		$50,353,672
Other Assets in Excess of Liabilities – 0.39%		197,748
TOTAL NET ASSETS – 100.00%		$50,551,420

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $618,531 which represented 1.22% of the net assets of the Fund.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of March 31, 2025.
See Notes to Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2025

COMMON STOCKS
Aerospace & Defense	7.46%
Air Freight & Logistics	1.24%
Automobile Components	0.51%
Automobiles	0.58%
Banks	11.52%
Beverages	5.99%
Broadline Retail	2.34%
Capital Markets	4.15%
Chemicals	1.81%
Construction Materials	3.04%
Consumer Finance	1.01%
Consumer Staples Distribution & Retail	1.94%
Diversified REITs	0.69%
Electric Utilities	1.05%
Electrical Equipment	0.80%
Energy Equipment & Services	0.94%
Financial Services	2.16%
Health Care Equipment & Supplies	1.61%
Health Care Providers & Services	8.84%
Hotels, Restaurants & Leisure	0.88%
Household Durables	1.00%
Household Products	1.18%
Insurance	3.96%
Interactive Media & Services	1.05%
IT Services	4.31%
Media	3.78%
Oil, Gas & Consumable Fuels	5.19%
Pharmaceuticals	9.73%
Semiconductors & Semiconductor Equipment	2.51%
Specialty Retail	1.62%
Technology Hardware, Storage & Peripherals	1.12%
Textiles, Apparel & Luxury Goods	1.83%
Tobacco	1.60%
TOTAL COMMON STOCKS	97.44%
PREFERRED STOCKS
Biotechnology	0.87%
Technology Hardware, Storage & Peripherals	0.51%
TOTAL PREFERRED STOCKS	1.38%
SHORT-TERM INVESTMENTS	0.79%
TOTAL INVESTMENTS	99.61%
Other Assets in Excess of Liabilities	0.39%
TOTAL NET ASSETS	100.00%
See Notes to Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2025 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — March 31, 2025

Shares		Value
COMMON STOCKS – 96.00%
Austria – 2.27%
210,080	Erste Group Bank AG	$14,531,463
Brazil – 10.64%
474,493	Embraer SA Sponsored – ADR(a)	21,921,577
961,966	Engie Brasil Energia SA	6,507,003
2,976,833	Neoenergia SA	10,902,717
4,125,700	Sendas Distribuidora SA(a)	5,451,336
880,000	Suzano SA(a)	8,163,955
367,900	Telefonica Brasil SA(a)	3,212,585
3,775,200	TIM SA	11,908,209
		68,067,382
Chile – 0.87%
1,822,284	Empresa Nacional de Telecomunicaciones SA	5,584,648
China – 18.87%
1,858,100	Alibaba Group Holding Ltd.	30,744,089
6,137,190	China Education Group Holdings Ltd.	1,888,463
4,418,000	China Resources Beer Holdings Co. Ltd.	15,964,278
2,625,000	Galaxy Entertainment Group Ltd.	10,258,468
3,041,200	Haier Smart Home Co. Ltd. – Class H	9,803,362
2,427,326	LONGi Green Energy Technology Co. Ltd. – Class A	5,298,620
617,000	NetEase, Inc.	12,674,792
17,790,000	Topsports International Holdings Ltd.	7,829,734
6,770,000	TravelSky Technology Ltd. – Class H	10,052,494
6,440,600	Wynn Macau Ltd.	4,615,035
584,060	ZTO Express Cayman, Inc. Sponsored – ADR	11,587,750
		120,717,085
Shares		Value
Greece – 1.77%
695,367	Hellenic Telecommunications Organization SA	$11,312,698
Hong Kong – 3.35%
1,149,800	AIA Group Ltd.	8,703,840
1,198,700	ASMPT Ltd.	8,448,371
2,181,200	Luk Fook Holdings International Ltd.	4,293,523
		21,445,734
India – 5.25%
512,338	Embassy Office Parks REIT	2,187,217
1,026,377	HDFC Bank Ltd.	21,878,472
1,263,076	IndusInd Bank Ltd.	9,557,562
		33,623,251
Indonesia – 6.63%
81,376,111	Bank Rakyat Indonesia Persero Tbk PT	19,671,210
2,806,712	Gudang Garam Tbk PT(a)	1,728,772
18,939,800	Indofood Sukses Makmur Tbk PT	8,120,325
88,691,000	Telkom Indonesia Persero Tbk PT	12,880,575
		42,400,882
Luxembourg – 2.12%
447,962	Millicom International Cellular SA	13,559,810
Mexico – 8.56%
342,717	America Movil SAB de CV – ADR	4,873,436
1,586,133	America Movil SAB de CV – Class B	1,130,046
1,267,503	Cemex SAB de CV Sponsored – ADR	7,110,692
10,352,107	Fibra Uno Administracion SA de CV	12,095,037
1,275,600	Kimberly-Clark de Mexico SAB de CV – ADR	10,453,159
1,621,162	Kimberly-Clark de Mexico SAB de CV – Class A	2,657,772
See Notes to Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

Shares		Value
2,051,547	Prologis Property Mexico SA de CV	$6,564,309
3,579,581	Wal-Mart de Mexico SAB de CV	9,858,300
		54,742,751
Panama – 4.17%
334,380	Banco Latinoamericano de Comercio Exterior SA – Class E	12,238,308
156,609	Copa Holdings SA – Class A	14,480,068
		26,718,376
Philippines – 1.59%
4,408,869	Bank of the Philippine Islands	10,170,320
Russia – 0.00%
236,429	LUKOIL PJSC(a),(b)	—
4,858,073	Mobile TeleSystems PJSC(a),(b)	—
7,919,891	Sberbank of Russia PJSC(a),(b)	—
31,423,480	Sistema AFK PAO(a),(b)	—
		—
Singapore – 2.20%
5,670,693	Wilmar International Ltd.	14,061,302
South Africa – 1.63%
1,083,418	Absa Group Ltd.	10,458,367
South Korea – 9.89%
235,870	Hana Financial Group, Inc.	9,630,655
Shares		Value
23,290	LG H&H Co. Ltd.	$4,961,569
854,181	Samsung Electronics Co. Ltd.	33,864,410
142,272	Shinhan Financial Group Co. Ltd.	4,553,110
76,916	SK Hynix, Inc.	10,253,367
		63,263,111
Taiwan – 11.78%
2,487,430	Chailease Holding Co. Ltd.	8,796,398
1,755,900	Taiwan Semiconductor Manufacturing Co. Ltd.	49,451,395
338,000	Wiwynn Corp.	17,116,188
		75,363,981
Thailand – 2.84%
30,042,081	3BB Internet Infrastructure Fund(a)	5,047,601
2,760,200	Kasikornbank PCL – Class F	13,139,935
		18,187,536
United Kingdom – 1.57%
884,483	HSBC Holdings Plc	10,026,928
TOTAL COMMON STOCKS (Cost $651,603,699)		$614,235,625
PREFERRED STOCKS – 2.75%
Brazil – 2.75%
2,701,400	Petroleo Brasileiro SA, 3.819%(c)	$17,591,326
TOTAL PREFERRED STOCKS (Cost $10,161,030)		$17,591,326
See Notes to Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.97%
Money Market Funds — 0.97%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.176%(d)	6,213,017	$6,213,017
TOTAL SHORT-TERM INVESTMENTS (Cost $6,213,017)		$6,213,017
Total Investments (Cost $667,977,746) – 99.72%		$638,039,968
Other Assets in Excess of Liabilities – 0.28%		1,785,512
TOTAL NET ASSETS – 100.00%		$639,825,480

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of March 31, 2025.
See Notes to Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2025

COMMON STOCKS
Aerospace & Defense	3.43%
Air Freight & Logistics	1.81%
Banks	19.32%
Beverages	2.50%
Broadline Retail	4.81%
Construction Materials	1.11%
Consumer Staples Distribution & Retail	2.39%
Diversified Consumer Services	0.30%
Diversified REITs	1.89%
Diversified Telecommunication Services	5.07%
Electric Utilities	1.70%
Entertainment	1.98%
Financial Services	3.28%
Food Products	3.47%
Hotels, Restaurants & Leisure	3.89%
Household Durables	1.53%
Household Products	2.05%
Independent Power and Renewable Electricity Producers	1.02%
Industrial Real Estate Investment Trusts	1.03%
Insurance	1.36%
Office Real Estate Investment Trusts	0.34%
Oil, Gas & Consumable Fuels	0.00%
Paper & Forest Products	1.28%
Passenger Airlines	2.26%
Personal Care Products	0.78%
Semiconductors & Semiconductor Equipment	11.48%
Specialty Retail	1.89%
Technology Hardware, Storage & Peripherals	7.97%
Tobacco	0.27%
Wireless Telecommunication Services	5.79%
TOTAL COMMON STOCKS	96.00%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	2.75%
TOTAL PREFERRED STOCKS	2.75%
SHORT-TERM INVESTMENTS	0.97%
TOTAL INVESTMENTS	99.72%
Other Assets in Excess of Liabilities	0.28%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2025

Shares		Value
COMMON STOCKS – 92.90%
Austria – 1.55%
579,061	Addiko Bank AG(a)	$12,115,783
Belgium – 1.12%
952,943	Ontex Group NV(a)	8,760,417
Brazil – 5.60%
2,735,840	Embraer SA(a)	31,522,484
3,370,972	Neoenergia SA	12,346,260
		43,868,744
Canada – 8.02%
988,910	CAE, Inc.(a)	24,317,297
613,015	Canfor Corp.(a)	6,432,387
563,055	Corby Spirit and Wine Ltd.	5,869,028
1,156,725	Dorel Industries, Inc. – Class B(a)	1,696,042
51,708	Lassonde Industries, Inc. – Class A	7,574,115
454,706	Pason Systems, Inc.	4,155,091
470,656	Winpak Ltd.	12,820,760
		62,864,720
Chile – 1.14%
86,028,134	Enel Chile SA	5,657,051
1,015,013	Enel Chile SA Sponsored – ADR	3,319,093
		8,976,144
France – 7.68%
657,084	Elior Group SA(a),(b)	1,805,635
935,709	Euroapi SA(a)	2,784,601
505,436	LISI SA	15,930,420
21,230	LISI SA (PRIME)	669,167
71,431	LISI SA Registered (2026)	2,251,498
137,000	LISI SA Registered (2027)	4,318,226
188,270	Societe BIC SA	12,743,880
365,262	Vicat SACA	19,704,421
		60,207,848
Germany – 0.66%
91,918	Draegerwerk AG & Co. KGaA	5,188,207
Hong Kong – 5.89%
2,059,500	Dickson Concepts International Ltd.	1,275,699
Shares		Value
64,290,000	Emperor Watch & Jewellery Ltd.	$1,683,016
31,057,000	First Pacific Co. Ltd.	18,820,123
24,671,020	PAX Global Technology Ltd.	15,345,178
35,976,000	Pico Far East Holdings Ltd.	9,015,441
		46,139,457
Hungary – 2.51%
4,503,001	Magyar Telekom Telecommunications Plc	19,656,501
Indonesia – 1.58%
28,807,500	Indofood Sukses Makmur Tbk PT	12,351,042
Ireland – 5.72%
1,414,861	AIB Group Plc	9,138,888
854,554	Avadel Pharmaceuticals Plc(a)	6,691,158
13,776,057	C&C Group Plc	22,991,426
2,733,126	Greencore Group Plc	6,010,819
		44,832,291
Italy – 0.83%
135,630	Buzzi SpA	6,526,432
Japan – 10.98%
1,006,300	Futaba Corp.	3,613,504
907,300	H.U. Group Holdings, Inc.	16,651,622
1,103,100	Hachijuni Bank Ltd.	7,876,641
1,499,000	Hyakugo Bank Ltd.	7,450,119
220,000	Kaken Pharmaceutical Co. Ltd.	6,595,939
455,900	Kissei Pharmaceutical Co. Ltd.	11,768,673
1,158,800	Koatsu Gas Kogyo Co. Ltd.	6,919,413
876,344	Komori Corp.	7,198,325
850,700	Medipal Holdings Corp.	13,273,125
592,100	Nihon Parkerizing Co. Ltd.	4,707,215
		86,054,576
Luxembourg – 3.00%
776,665	Millicom International Cellular SA	23,509,650
See Notes to Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

Shares		Value
Mexico – 6.47%
9,620,412	Bolsa Mexicana de Valores SAB de CV	$15,974,082
32,000,124	Consorcio ARA SAB de CV(a)	5,207,086
19,255,378	Fibra Uno Administracion SA de CV	22,497,304
3,030,668	Kimberly-Clark de Mexico SAB de CV – Class A	4,968,551
241,860	Qualitas Controladora SAB de CV	2,101,687
		50,748,710
Panama – 1.48%
317,225	Banco Latinoamericano de Comercio Exterior SA – Class E	11,610,435
Slovenia – 2.67%
406,612	Nova Ljubljanska Banka – GDR(b),(c)	12,354,715
281,825	Nova Ljubljanska Banka – GDR	8,591,705
		20,946,420
South Korea – 4.05%
70,539	Binggrae Co. Ltd.	4,489,523
206,774	Hankook Tire & Technology Co. Ltd.	5,567,477
493,908	S-1 Corp.	21,701,680
		31,758,680
Spain – 2.85%
17,008,876	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	22,364,305
Switzerland – 4.72%
18,856	Bystronic AG	6,703,077
Shares		Value
1,143,871	Montana Aerospace AG(a),(b)	$22,005,973
61,603	Valiant Holding AG Registered	8,328,972
		37,038,022
United Kingdom – 14.38%
2,086,561	Balfour Beatty Plc	11,697,668
1,130,614	Burberry Group Plc	11,388,509
14,808,306	ITV Plc	15,216,808
5,840,764	J Sainsbury Plc	17,803,140
3,762,558	LSL Property Services Plc	13,171,370
4,469,364	Mitie Group Plc	6,627,749
2,509,476	QinetiQ Group Plc	12,582,294
1,108,061	Rolls-Royce Holdings Plc(a)	10,769,652
2,469,835	Yellow Cake Plc(a),(b)	13,442,446
		112,699,636
TOTAL COMMON STOCKS (Cost $581,275,567)		$728,218,020
PREFERRED STOCKS – 4.95%
Germany – 2.48%
282,951	Draegerwerk AG & Co. KGaA, 3.207%(d)	$19,428,138
Spain – 2.47%
2,728,535	Grifols SA – Class B – ADR (a)	19,399,884
TOTAL PREFERRED STOCKS (Cost $35,596,109)		$38,828,022
INVESTMENT COMPANIES – 0.69%
Canada – 0.69%
376,012	Sprott Physical Uranium Trust(a)	$5,366,934
TOTAL INVESTMENT COMPANIES (Cost $5,296,732)		$5,366,934
See Notes to Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.81%
Money Market Funds — 2.81%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.176%(e)	22,058,409	$22,058,409
TOTAL SHORT-TERM INVESTMENTS (Cost $22,058,409)		$22,058,409
Total Investments (Cost $644,226,817) – 101.35%		$794,471,385
Liabilities in Excess of Other Assets – (1.35)%		(10,577,494)
TOTAL NET ASSETS – 100.00%		$783,893,891

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $49,608,769 which represented 6.33% of the net assets of the Fund.

(c)	Security valued at fair value as determined by the Advisor.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of March 31, 2025.
See Notes to Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2025

COMMON STOCKS
Aerospace & Defense	15.87%
Automobile Components	0.71%
Banks	8.41%
Beverages	3.68%
Capital Markets	2.04%
Chemicals	1.48%
Commercial Services & Supplies	5.25%
Construction & Engineering	1.49%
Construction Materials	3.34%
Consumer Staples Distribution & Retail	2.27%
Containers & Packaging	1.63%
Diversified REITs	2.87%
Diversified Telecommunication Services	2.51%
Electric Utilities	2.72%
Electrical Equipment	0.46%
Electronic Equipment, Instruments & Components	1.96%
Energy Equipment & Services	0.53%
Financial Services	1.48%
Food Products	6.29%
Health Care Equipment & Supplies	0.66%
Health Care Providers & Services	3.82%
Hotels, Restaurants & Leisure	0.23%
Household Durables	0.88%
Household Products	0.63%
Insurance	3.12%
Machinery	1.77%
Media	3.09%
Oil, Gas & Consumable Fuels	1.72%
Paper & Forest Products	0.82%
Personal Care Products	1.12%
Pharmaceuticals	3.54%
Real Estate Management & Development	1.68%
Specialty Retail	0.38%
Textiles, Apparel & Luxury Goods	1.45%
Wireless Telecommunication Services	3.00%
TOTAL COMMON STOCKS	92.90%
PREFERRED STOCKS
Biotechnology	2.47%
Health Care Equipment & Supplies	2.48%
TOTAL PREFERRED STOCKS	4.95%
INVESTMENT COMPANIES
Trading Companies & Distributors	0.69%
TOTAL INVESTMENT COMPANIES	0.69%
See Notes to Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2025 (continued)

SHORT-TERM INVESTMENTS	2.81%
TOTAL INVESTMENTS	101.35%
Liabilities in Excess of Other Assets	(1.35)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to Financial Statements.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — March 31, 2025

Shares		Value
COMMON STOCKS – 97.25%
Aerospace & Defense – 16.89%
73,395	CAE, Inc.(a)	$1,804,783
41,211	Embraer SA Sponsored – ADR(a)	1,903,948
85,602	Hexcel Corp.	4,687,566
26,730	Moog, Inc. – Class A	4,633,645
13,458	National Presto Industries, Inc.	1,183,093
431,365	Park Aerospace Corp.	5,801,859
		20,014,894
Banks – 2.60%
75,295	Eagle Bancorp Montana, Inc.	1,261,944
68,150	National Bankshares, Inc.	1,814,835
		3,076,779
Biotechnology – 0.00%
11,508	PDL BioPharma, Inc.(a),(b)	1,871
Chemicals – 3.03%
28,408	Minerals Technologies, Inc.	1,805,896
32,537	Scotts Miracle-Gro Co.	1,785,956
		3,591,852
Commercial Services & Supplies – 3.85%
266,413	Healthcare Services Group, Inc.(a)	2,685,443
10,806	UniFirst Corp.	1,880,244
		4,565,687
Communications Equipment – 2.96%
143,196	NETGEAR, Inc.(a)	3,502,574
Construction & Engineering – 2.70%
611,291	Orion Group Holdings, Inc.(a)	3,197,052
Construction Materials – 1.05%
52,229	Buzzi SpA – ADR	1,247,401
Consumer Staples Distribution & Retail – 4.10%
74,620	Ingles Markets, Inc. – Class A	4,860,001
Containers & Packaging – 3.10%
127,146	Sealed Air Corp.	3,674,519
Shares		Value
Electronic Equipment, Instruments & Components – 3.39%
407,450	Arlo Technologies, Inc.(a)	$4,021,532
Energy Equipment & Services – 5.12%
337,779	Innovex International, Inc.(a)	6,066,511
Gas Utilities – 0.51%
14,231	Northwest Natural Holding Co.	607,948
Health Care Equipment & Supplies – 4.47%
108,081	LENSAR, Inc.(a)	1,526,104
67,348	Utah Medical Products, Inc.	3,774,182
		5,300,286
Health Care Providers & Services – 3.35%
79,359	Pediatrix Medical Group, Inc.(a)	1,149,912
146,491	Premier, Inc. – Class A	2,824,346
		3,974,258
Hotels, Restaurants & Leisure – 1.59%
45,963	Papa John's International, Inc.	1,888,160
Household Durables – 0.20%
164,960	Dorel Industries, Inc. – Class B(a)	241,872
Insurance – 0.51%
53,411	Crawford & Co. – Class A	609,954
Leisure Products – 3.17%
308,974	American Outdoor Brands, Inc.(a)	3,757,124
Machinery – 14.67%
186,161	Graham Corp.(a)	5,365,160
75,840	Hurco Companies, Inc.(a)	1,176,278
266,616	Kennametal, Inc.	5,678,921
161,976	L.B. Foster Co. – Class A(a)	3,187,688
27,512	Timken Co.	1,977,287
		17,385,334
Oil, Gas & Consumable Fuels – 1.94%
81,172	World Kinect Corp.	2,302,038
Paper & Forest Products – 1.04%
116,944	Canfor Corp.(a)	1,227,097
See Notes to Financial Statements.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

Shares		Value
Personal Care Products – 4.92%
186,850	Edgewell Personal Care Co.	$5,831,589
Pharmaceuticals – 5.56%
153,429	Avadel Pharmaceuticals Plc(a)	1,201,349
411,029	Elanco Animal Health, Inc.(a)	4,315,804
50,030	Phibro Animal Health Corp. – Class A	1,068,641
		6,585,794
Professional Services – 0.99%
178,677	Resources Connection, Inc.	1,168,548
Textiles, Apparel & Luxury Goods – 3.00%
617,026	Hanesbrands, Inc.(a)	3,560,240
Trading Companies & Distributors – 2.54%
38,760	MSC Industrial Direct Co., Inc. – Class A	3,010,489
TOTAL COMMON STOCKS (Cost $117,542,325)		$115,271,404
Shares		Value
PREFERRED STOCKS – 1.62%
Biotechnology – 1.62%
269,510	Grifols SA – Class B – ADR (a)	$1,916,216
TOTAL PREFERRED STOCKS (Cost $2,038,400)		$1,916,216
INVESTMENT COMPANIES – 0.67%
Trading Companies & Distributors – 0.67%
55,558	Sprott Physical Uranium Trust(a)	$792,996
TOTAL INVESTMENT COMPANIES (Cost $909,512)		$792,996

	Shares	Value
SHORT-TERM INVESTMENTS – 0.57%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.176%, (c)	673,697	$673,697
TOTAL SHORT-TERM INVESTMENTS (Cost $673,697)		$673,697
Total Investments (Cost $121,163,934) – 100.11%		$118,654,313
Liabilities in Excess of Other Assets – (0.11)%		(130,254)
TOTAL NET ASSETS – 100.00%		$118,524,059

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	The rate shown is the annualized seven day yield as of March 31, 2025.
See Notes to Financial Statements.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — March 31, 2025

COMMON STOCKS
Brazil	1.61%
Canada	2.76%
Ireland	1.02%
Italy	1.05%
United States	90.81%
TOTAL COMMON STOCKS	97.25%
PREFERRED STOCKS
Spain	1.62%
TOTAL PREFERRED STOCKS	1.62%
INVESTMENT COMPANIES
Canada	0.67%
TOTAL INVESTMENT COMPANIES	0.67%
SHORT-TERM INVESTMENTS	0.57%
TOTAL INVESTMENTS	100.11%
Liabilities in Excess of Other Assets	(0.11)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — March 31, 2025

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 3.64%
Federal Home Loan Mortgage Corporation – 1.91%
Pool A9-3505 4.500%, 8/1/2040	37,108	$36,663
Pool G0-6018 6.500%, 4/1/2039	8,947	9,274
Pool G1-8578 3.000%, 12/1/2030	326,007	316,907
Pool SD-2873 3.000%, 1/1/2052	2,025,736	1,773,618
Pool SD-8001 3.500%, 7/1/2049	181,074	164,742
Pool SD-8003 4.000%, 7/1/2049	176,810	166,558
		2,467,762
Federal National Mortgage Association – 1.73%
Pool 934124 5.500%, 7/1/2038	32,842	33,373
Pool AL9865 3.000%, 2/1/2047	600,434	529,397
Pool AS6201 3.500%, 11/1/2045	127,819	118,425
Pool BJ2553 3.500%, 12/1/2047	197,657	180,603
Pool BN6683 3.500%, 6/1/2049	313,623	285,871
Pool CA0483 3.500%, 10/1/2047	603,093	552,085
Pool CA1624 3.000%, 4/1/2033	338,280	326,591
Pool MA0918 4.000%, 12/1/2041	87,430	84,059
Pool MA3687 4.000%, 6/1/2049	142,091	132,592
Pool MA3695 3.000%, 7/1/2034	4,336	4,156
		2,247,152
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $4,740,379)		$4,714,914
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.686%, 10/25/2036(a)	230	$210
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $227)		$210
US GOVERNMENTS – 63.57%
Sovereign Government – 63.57%
United States Treasury Bond
4.750%, 2/15/2037	11,350,497	$11,908,267
3.500%, 2/15/2039	3,082,289	2,810,422
3.750%, 11/15/2043	12,286,874	10,969,875
3.000%, 5/15/2047	9,329,223	7,167,467
		32,856,031
United States Treasury Note
2.250%, 2/15/2027	11,657,255	11,307,993
See Notes to Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

	Principal Amount	Value
2.375%, 5/15/2029	23,951,090	$22,549,577
1.625%, 5/15/2031	17,976,124	15,644,143
		49,501,713
TOTAL US GOVERNMENTS (Cost $83,908,510)		$82,357,744
CORPORATE BONDS – 27.93%
Aerospace & Defense – 0.99%
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(b)	1,205,000	$1,285,466
Asset Management – 1.46%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%), 6/1/2025(c)	1,900,225	1,893,486
Automotive – 1.87%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	423,842	418,782
2.700%, 8/10/2026	2,078,842	2,004,684
		2,423,466
Banking – 5.82%
Bank of America Corp. 4.450%, 3/3/2026	2,362,221	2,358,392
Citigroup, Inc.
4.400%, 6/10/2025	2,233,222	2,232,767
6.950%, (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(d)	650,000	648,127
Fifth Third Bancorp 8.250%, 3/1/2038	380,381	456,611
USB Capital IX 5.584% (CME Term SOFR 3M + 1.282%, minimum of 5.584%), Perpetual, 5/1/2025(d)	2,129,060	1,838,478
		7,534,375
Biotechnology & Pharmaceuticals – 1.02%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(b)	1,415,000	1,322,394
Cable & Satellite – 0.06%
Charter Communications Operating LLC 4.908%, 7/23/2025	79,305	79,286
Commercial Support Services – 1.40%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(b)	626,223	625,306
6.250%, 1/15/2028(b)	1,188,685	1,189,618
		1,814,924
See Notes to Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

	Principal Amount	Value
Containers & Packaging – 0.44%
Sealed Air Corp. 4.000%, 12/1/2027(b)	594,612	$572,353
Electric Utilities – 0.64%
American Transmission Systems, Inc. 2.650%, 1/15/2032(b)	677,534	581,906
Commonwealth Edison Co. 5.900%, 3/15/2036	237,766	249,948
		831,854
Entertainment Content – 3.07%
Netflix, Inc. 4.375%, 11/15/2026	2,036,608	2,040,191
Univision Communications, Inc.
8.000%, 8/15/2028(b)	965,000	968,014
8.500%, 7/31/2031(b)	990,000	967,369
		3,975,574
Food – 0.72%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	986,533	926,510
Home Construction – 0.63%
PulteGroup, Inc. 5.500%, 3/1/2026	684	687
Toll Brothers Finance Corp. 4.875%, 11/15/2025	807,766	807,675
		808,362
Household Products – 0.83%
Coty, Inc. 5.000%, 4/15/2026(b)	1,076,594	1,072,915
Institutional Financial Services – 1.25%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(c)	1,663,842	1,622,318
Internet Media & Services – 1.58%
Expedia Group, Inc.
3.800%, 2/15/2028	150,307	146,575
3.250%, 2/15/2030	796,151	742,098
Meta Platforms, Inc. 4.950%, 5/15/2033	1,145,456	1,159,644
		2,048,317
Leisure Facilities & Services – 0.82%
Travel + Leisure Co. 6.625%, 7/31/2026(b)	1,056,839	1,064,602
See Notes to Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

	Principal Amount	Value
Oil & Gas Producers – 1.83%
Hess Midstream Operations LP 4.250%, 2/15/2030(b)	516,689	$486,093
Range Resources Corp. 4.875%, 5/15/2025	1,889,223	1,886,935
		2,373,028
REIT – 0.67%
Iron Mountain, Inc.
4.875%, 9/15/2027(b)	852,228	834,891
4.875%, 9/15/2027	38,767	37,979
		872,870
Software – 1.06%
VMware LLC
4.500%, 5/15/2025	237,153	236,995
3.900%, 8/21/2027	1,153,760	1,133,613
		1,370,608
Technology Hardware – 0.93%
Pitney Bowes, Inc. 7.250%, 3/15/2029(b)	1,205,000	1,198,893
Telecommunications – 0.84%
Consolidated Communications, Inc. 6.500%, 10/1/2028(b)	465,000	448,358
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(b)	293,305	293,992
T-Mobile USA, Inc. 4.750%, 2/1/2028	346,151	345,729
		1,088,079
TOTAL CORPORATE BONDS (Cost $36,191,001)		$36,179,680
FOREIGN ISSUER BONDS – 2.09%
Chemicals – 0.61%
Methanex Corp.
5.125%, 10/15/2027	283,229	$277,691
5.250%, 12/15/2029	541,689	520,252
		797,943
Oil, Gas Services & Equipment – 0.40%
Transocean, Inc. 8.750%, 2/15/2030(b)	497,967	517,186
See Notes to Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

	Principal Amount	Value
Telecommunications – 1.08%
Fibercop SpA 6.375%, 11/15/2033(b)	1,278,000	$1,215,008
Telecom Italia Capital SA 6.375%, 11/15/2033	182,302	181,380
		1,396,388
TOTAL FOREIGN ISSUER BONDS (Cost $2,815,987)		$2,711,517
ASSET BACKED SECURITIES – 0.62%
Specialty Finance – 0.62%
SLM Private Credit Student Loan Trust Series 2004-B, 4.990%, (CME Term SOFR 3M + 0.692%), 9/15/2033(d)	233,669	$230,174
SLM Private Credit Student Loan Trust Series 2005-A, 4.871%, (CME Term SOFR 3M + 0.572%), 12/15/2038(d)	186,157	182,510
SLM Private Credit Student Loan Trust Series 2006-A, 4.851%, (CME Term SOFR 3M + 0.552%), 6/15/2039(d)	297,821	288,798
SLM Private Credit Student Loan Trust Series 2007-A, 4.801%, (CME Term SOFR 3M + 0.502%), 12/16/2041(d)	108,786	105,937
TOTAL ASSET BACKED SECURITIES (Cost $781,488)		$807,419

	Shares	Value
SHORT-TERM INVESTMENTS – 1.32%
Money Market Funds – 1.32%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.176%(e)	1,706,465	$1,706,465
TOTAL SHORT-TERM INVESTMENTS (Cost $1,706,465)		$1,706,465
Total Investments (Cost $130,144,057) – 99.17%		$128,477,949
Other Assets in Excess of Liabilities – 0.83%		1,081,796
Total Net Assets – 100.00%		$129,559,745

Percentages are stated as a percent of net assets.

5Y 5 Year
CMT Constant Maturity Treasury
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
3M 3 Month
CME Chicago Mercantile Exchange
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
See Notes to Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,644,364 which represented 11.30% of the net assets of the Fund.

(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	The rate shown is the annualized seven day yield as of March 31, 2025.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2025

	Brandes International Equity Fund	Brandes Global Equity Fund
ASSETS
Investments in securities, at value(1), (2)	$1,317,243,542	$50,353,672
Foreign currency(1)	306	15,345
Receivables:
Securities sold	2,572,995	—
Fund shares sold	3,033,352	—
Dividends and interest	5,164,756	131,878
Tax reclaims	3,141,556	89,953
Securities lending	1,932	—
Prepaid expenses and other assets	91,054	34,635
Total Assets	1,331,249,493	50,625,483
LIABILITIES
Payables:
Securities purchased	42,947,970	9
Fund shares redeemed	734,966	125
Overdraft payable	565,475	—
12b-1 fee	19,675	822
Trustee fees	434	—
Custodian fee	8,016	834
Dividends	—	—
Accrued expenses	275,213	37,355
Due to Advisor	764,063	34,918
Total Liabilities	45,315,812	74,063
NET ASSETS	$1,285,933,681	$50,551,420
COMPONENTS OF NET ASSETS
Paid in capital	$1,191,604,518	$33,792,170
Total distributable earnings (loss)	94,329,163	16,759,250
Total Net Assets	$1,285,933,681	$50,551,420
Net asset value, offering price and redemption proceeds per share
Class A Shares
Net Assets	$78,476,550	$1,740,173
Shares outstanding (unlimited shares authorized without par value)	3,409,861	56,259
Offering and redemption price	$23.01	$30.93
Maximum offering price per share*	$24.41	$32.82
Class C Shares
Net Assets	$6,180,697	$631,960
Shares outstanding (unlimited shares authorized without par value)	274,242	20,774
Offering and redemption price	$22.54	$30.42
Class I Shares
Net Assets	$1,106,669,447	$48,179,287
Shares outstanding (unlimited shares authorized without par value)	47,570,152	1,533,696
Offering and redemption price	$23.26	$31.41
Class R6 Shares
Net Assets	$94,606,987	$N/A
Shares outstanding (unlimited shares authorized without par value)	4,029,833	N/A
Offering and redemption price	$23.48	$N/A
(1)Cost of:
Investments in securities	1,220,537,898	36,785,848
Foreign currency	306	15,345
(2)Market value of securities loaned of:	$23,566,759	$—

*
Includes a sales load of 5.75% for the International, Global, Emerging Markets, International Small Cap, and Small Cap
Value Funds and 3.75% for the Core Plus Fund. (see Note 7 of the Notes to Financial Statements)

See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2025 (continued)

Brandes Emerging Markets Value Fund	Brandes International Small Cap Equity Fund	Brandes Small Cap Value Fund	Brandes Core Plus Fixed Income Fund

$638,039,968	$794,471,385	$118,654,313	$128,477,949
—	35,041	—	—

400,912	1,343,669	—	—
184,340	1,006,725	370,462	472,550
1,851,855	3,564,017	73,898	1,232,829
392,092	500,736	—	—
—	—	—	—
58,054	71,372	55,860	39,809
640,927,221	800,992,945	119,154,533	130,223,137

—	2,913,172	453,169	—
301,841	12,932,872	61,761	109,292
—	429,336	—	—
37,308	23,451	2,512	181
—	—	186	—
7,379	6,563	612	319
—	—	—	467,903
228,577	159,099	40,488	47,088
526,636	634,561	71,746	38,609
1,101,741	17,099,054	630,474	663,392
$639,825,480	$783,893,891	$118,524,059	$129,559,745

$972,341,895	$729,454,730	$117,221,057	$134,870,945
(332,516,415)	54,439,161	1,303,002	(5,311,200)
$639,825,480	$783,893,891	$118,524,059	$129,559,745

$162,165,300	$94,753,794	$11,617,219	$857,856
18,482,370	4,639,924	743,604	102,801
$8.77	$20.42	$15.62	$8.34
$9.31	$21.67	$16.57	$8.66

$3,505,344	$5,365,989	$N/A	$N/A
403,743	274,960	N/A	N/A
$8.68	$19.52	$N/A	$N/A

$466,833,189	$678,985,308	$103,196,099	$111,323,442
52,796,624	33,004,610	6,500,245	13,213,552
$8.84	$20.57	$15.88	$8.42

$7,321,647	$4,788,800	$3,710,741	$17,378,447
820,440	231,139	249,358	2,064,324
$8.92	$20.72	$14.88	$8.42

667,977,746	644,226,817	121,163,934	130,144,057
—	35,054	—	—
$—	$—	$—	$—
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS — For the Six Months Ended March 31, 2025 and Year Ended
September 30, 2024

	Brandes International Equity Fund
	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INVESTMENT INCOME
Income
Dividend income	$13,952,288	$30,221,425
Less: Foreign taxes withheld	(984,359)	(2,192,819)
Interest income	—	—
Income from securities lending	16,015	47,321
Total Income	12,983,944	28,075,927
Expenses
Advisory fees (Note 3)	3,799,140	5,952,441
Custody fees (Note 3)	56,621	95,454
Administration fees (Note 3)	102,462	172,134
Insurance expense	17,071	25,047
Legal fees	47,782	79,102
Printing fees	33,869	40,462
Miscellaneous	31,874	107,450
Registration expense	49,235	94,516
Trustees fees	32,333	99,294
Fund Officer fees (Note 3)	17,709	5,697
Transfer agent fees (Note 3)	97,462	162,134
12b-1 fees – Class A (Note 3)	73,405	117,382
12b-1 fees – Class C (Note 3)	23,356	54,195
Shareholder Service fees – Class C (Note 3)	4,386	18,065
Sub-Transfer Agency fees – Class I (Note 3)	165,624	337,009
Audit & Tax fees	25,032	30,094
Expenses recouped (Note 3)	38,451	—
Total expenses	4,615,812	7,390,476
Expenses waived/reimbursed by Advisor (Note 3)	(240,606)	(509,051)
Total net expenses	4,375,206	6,881,425
Net investment income	8,608,738	21,194,502
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	47,753,072	50,032,062
Foreign currency transactions	(338,250)	(346,725)
Net realized gain (loss)	47,414,822	49,685,337
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments (net of decrease in estimated foreign capital gains taxes of $(1,693,312) for the Emerging Markets Fund)	(40,349,979)	139,173,611
Foreign currency transactions	(102,291)	256,684
Net change in unrealized appreciation (depreciation)	(40,452,270)	139,430,295
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6,962,552	189,115,632
Net increase (decrease) in net assets resulting from operations	$15,571,290	$210,310,134

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS — For the Six Months Ended March 31, 2025 and Year Ended
September 30, 2024 (continued)

Brandes Global Equity Fund		Brandes Emerging Markets Value Fund
Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024

$590,551	$1,507,729	$9,139,673	$27,663,869
(17,522)	(85,940)	(754,356)	(2,746,228)
—	—	12,356	—
47	335	—	—
573,076	1,422,124	8,397,673	24,917,641

201,684	379,962	3,074,158	6,434,034
4,930	4,432	52,419	125,089
10,179	19,842	70,081	153,414
1,006	1,651	13,177	25,172
2,073	4,711	26,984	67,340
3,907	3,168	38,837	56,266
13,560	20,510	23,430	68,772
22,210	48,108	33,922	73,732
1,652	5,953	21,005	86,632
17,709	5,697	17,709	5,697
5,179	9,842	65,081	143,414
2,119	3,676	203,086	383,897
2,621	4,272	14,480	32,882
202	1,424	3,638	10,961
6,506	6,181	88,571	255,506
25,419	28,116	23,511	30,015
309	9,765	52,646	28,920
321,265	557,310	3,822,735	7,981,743
(63,580)	(72,945)	(24,394)	(58,428)
257,685	484,365	3,798,341	7,923,315
315,391	937,759	4,599,332	16,994,326

3,507,012	3,073,376	7,524,126	(26,034,102)
2,277	(13,554)	(56,416)	(608,992)
3,509,289	3,059,822	7,467,710	(26,643,094)

(1,635,385)	8,075,912	(35,721,603)	140,197,823
(3,818)	6,526	(1,931)	(5,233)
(1,639,203)	8,082,438	(35,723,534)	140,192,590
1,870,086	11,142,260	(28,255,824)	113,549,496
$2,185,477	$12,080,019	$(23,656,492)	$130,543,822

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS — For the Six Months Ended March 31, 2025 and Year Ended
September 30, 2024 (continued)

	Brandes International Small Cap Equity Fund
	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INVESTMENT INCOME
Income
Dividend income	$8,536,908	$18,171,131
Less: Foreign taxes withheld	(822,339)	(1,368,798)
Interest income	—	—
Income from securities lending	30	3,176
Total Income	7,714,599	16,805,509
Expenses
Advisory fees (Note 3)	3,273,882	4,662,221
Custody fees (Note 3)	55,436	74,626
Administration fees (Note 3)	73,829	108,162
Insurance expense	11,688	13,485
Legal fees	31,712	48,200
Printing fees	30,900	24,861
Miscellaneous	25,958	16,886
Registration expense	51,140	81,255
Trustees fees	22,125	60,489
Fund Officer fees (Note 3)	17,709	5,697
Transfer agent fees (Note 3)	68,829	98,162
12b-1 fees – Class A (Note 3)	102,639	155,676
12b-1 fees – Class C (Note 3)	17,835	27,874
Shareholder Service fees – Class C (Note 3)	2,903	9,291
Sub-Transfer Agency fees – Class I (Note 3)	109,451	211,751
Audit & Tax fees	25,852	31,125
Expenses recouped (Note 3)	—	32,065
Total expenses	3,921,888	5,661,826
Expenses waived/reimbursed by Advisor (Note 3)	(2,416)	(1,819)
Advisory fees waived (Note 3)	—	—
Total net expenses	3,919,472	5,660,007
Net investment income	3,795,127	11,145,502
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	54,354,296	40,421,293
Affiliated investments	—	(25,490,695)
Foreign currency transactions	(167,839)	(551,291)
Net realized gain (loss)	54,186,457	14,379,307
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments (net of decrease in estimated foreign capital gains taxes of $(1,693,312) for the Emerging Markets Fund)	(8,247,719)	122,316,341
Affiliated investments	—	30,370,934
Foreign currency transactions	(5,397)	72,275
Net change in unrealized appreciation (depreciation)	(8,253,116)	152,759,550
Net realized and unrealized gain (loss) on investments and foreign currency transactions	45,933,341	167,138,857
Net increase (decrease) in net assets resulting from operations	$49,728,468	$178,284,359

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS — For the Six Months Ended March 31, 2025 and Year Ended
September 30, 2024 (continued)

Brandes Small Cap Value Fund		Brandes Core Plus Fixed Income Fund
Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024

$615,477	$477,394	$76,115	$213,803
—	(2,430)	—	—
—	—	2,653,559	3,763,820
—	—	—	—
615,477	474,964	2,729,674	3,977,623

326,453	220,043	213,402	328,077
5,402	10,007	2,819	4,003
13,606	15,994	17,271	28,747
863	469	2,213	2,628
5,883	2,992	5,793	9,019
11,061	4,026	5,809	6,149
8,647	8,665	7,974	15,683
27,275	51,044	24,288	54,581
2,949	3,566	4,025	11,652
17,709	5,697	17,709	5,697
8,606	5,994	12,271	6,225
12,914	14,552	1,180	3,146
—	—	—	—
—	—	—	—
19,803	12,693	2,259	—
25,759	28,644	25,529	28,732
—	1,967	5,318	38,988
486,930	386,353	347,860	543,327
(54,575)	(88,230)	(133,382)	(212,390)
—	—	(30,486)	(46,868)
432,355	298,123	183,992	284,069
183,122	176,841	2,545,682	3,693,554

4,768,751	1,217,077	(249,768)	(883,478)
—	—	—	—
(5,745)	340	—	(815)
4,763,006	1,217,417	(249,768)	(884,293)

(9,381,368)	6,099,183	(1,896,480)	7,548,858
—	—	—	—
—	(11)	—	—
(9,381,368)	6,099,172	(1,896,480)	7,548,858
(4,618,362)	7,316,589	(2,146,248)	6,664,565
$(4,435,240)	$7,493,430	$399,434	$10,358,119

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS

	Brandes International Equity Fund
	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$8,608,738	$21,194,502	$17,377,303
Net realized gain (loss) on:
Investments	47,753,072	50,032,062	(19,081,764)
Foreign currency transactions	(338,250)	(346,725)	90,783
Net unrealized appreciation (depreciation) on:
Investments	(40,349,979)	139,173,611	196,610,998
Foreign currency transactions	(102,291)	256,684	93,879
Net increase (decrease) in net assets resulting from operations	15,571,290	210,310,134	195,091,199
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(549,561)	(1,081,544)	(982,193)
Class C	(31,438)	(118,344)	(124,383)
Class I	(9,846,043)	(15,874,424)	(13,201,875)
Class R6	(1,000,440)	(1,556,062)	(1,245,833)
Decrease in net assets from distributions	(11,427,482)	(18,630,374)	(15,554,284)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	423,479,188	270,503,441	181,227,234
Net asset value of shares issued on reinvestment of distributions	10,881,256	17,770,341	15,210,215
Payments for shares redeemed	(118,177,336)	(172,689,900)	(178,850,167)
Net increase (decrease) in net assets from capital share transactions	316,183,108	115,583,882	17,587,282
Total increase (decrease) in net assets	320,326,916	307,263,642	197,124,197
NET ASSETS
Beginning of the Period	965,606,765	658,343,123	461,218,926
End of the Period	$1,285,933,681	$965,606,765	$658,343,123

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Global Equity Fund
	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$315,391	$937,759	$876,502
Net realized gain (loss) on:
Investments	3,507,012	3,073,376	1,182,465
Foreign currency transactions	2,277	(13,554)	4,807
Net unrealized appreciation (depreciation) on:
Investments	(1,635,385)	8,075,912	8,635,965
Foreign currency transactions	(3,818)	6,526	5,116
Net increase (decrease) in net assets resulting from operations	2,185,477	12,080,019	10,704,855
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(117,229)	(60,651)	(28,987)
Class C	(49,122)	(16,829)	(14,198)
Class I	(3,338,149)	(2,067,286)	(1,303,715)
Class R6	N/A	N/A	N/A
Decrease in net assets from distributions	(3,504,500)	(2,144,766)	(1,346,900)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	1,238,964	4,201,061	2,921,723
Net asset value of shares issued on reinvestment of distributions	3,478,506	2,127,932	1,337,641
Payments for shares redeemed	(6,037,158)	(5,165,227)	(8,015,333)
Net increase (decrease) in net assets from capital share transactions	(1,319,688)	1,163,766	(3,755,969)
Total increase (decrease) in net assets	(2,638,711)	11,099,019	5,601,986
NET ASSETS
Beginning of the Period	53,190,131	42,091,112	36,489,126
End of the Period	$50,551,420	$53,190,131	$42,091,112

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Emerging Markets Value Fund
	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$4,599,332	$16,994,326	$15,944,242
Net realized gain (loss) on:
Investments	7,524,126	(26,034,102)	(9,407,945)
Foreign currency transactions	(56,416)	(608,992)	(131,926)
Net unrealized appreciation (depreciation) on:
Investments	(35,721,603)	140,197,823	179,020,784
Foreign currency transactions	(1,931)	(5,233)	(12,191)
Net increase (decrease) in net assets resulting from operations	(23,656,492)	130,543,822	185,412,964
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(1,705,501)	(4,119,967)	(2,095,363)
Class C	(32,672)	(80,997)	(28,354)
Class I	(5,130,263)	(14,265,133)	(8,705,978)
Class R6	(86,087)	(229,709)	(147,308)
Decrease in net assets from distributions	(6,954,523)	(18,695,806)	(10,977,003)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	51,373,151	96,289,970	145,204,047
Net asset value of shares issued on reinvestment of distributions	5,415,668	15,107,348	9,170,438
Payments for shares redeemed	(76,437,634)	(208,653,466)	(273,965,187)
Net increase (decrease) in net assets from capital share transactions	(19,648,815)	(97,256,148)	(119,590,702)
Total increase (decrease) in net assets	(50,259,830)	14,591,868	54,845,259
NET ASSETS
Beginning of the Period	690,085,310	675,493,442	620,648,183
End of the Period	$639,825,480	$690,085,310	$675,493,442

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes International Small Cap Equity Fund
	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,795,127	$11,145,502	$6,448,797
Net realized gain (loss) on:
Investments	54,354,296	14,930,598	2,626,764
Foreign currency transactions	(167,839)	(551,291)	(177,732)
Net unrealized appreciation (depreciation) on:
Investments	(8,247,719)	152,687,275	100,701,377
Foreign currency transactions	(5,397)	72,275	9,030
Net increase (decrease) in net assets resulting from operations	49,728,468	178,284,359	109,608,236
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(1,278,224)	(1,886,310)	(739,891)
Class C	(80,086)	(94,968)	(29,797)
Class I	(9,323,006)	(14,067,922)	(4,690,866)
Class R6	(55,184)	(43,037)	(9,174)
Decrease in net assets from distributions	(10,736,500)	(16,092,237)	(5,469,728)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	158,207,113	273,156,598	68,732,747
Net asset value of shares issued on reinvestment of distributions	10,600,999	15,883,466	5,427,552
Payments for shares redeemed	(88,208,672)	(112,276,155)	(90,520,043)
Net increase (decrease) in net assets from capital share transactions	80,599,440	176,763,909	(16,359,744)
Total increase (decrease) in net assets	119,591,408	338,956,031	87,778,764
NET ASSETS
Beginning of the Period	664,302,483	325,346,452	237,567,688
End of the Period	$783,893,891	$664,302,483	$325,346,452

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Small Cap Value Fund
	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$183,122	$176,841	$90,457
Net realized gain (loss) on:
Investments	4,768,751	1,217,077	217,142
Foreign currency transactions	(5,745)	340	107
Net unrealized appreciation (depreciation) on:
Investments	(9,381,368)	6,099,183	1,114,457
Foreign currency transactions	—	(11)	11
Net increase (decrease) in net assets resulting from operations	(4,435,240)	7,493,430	1,422,174
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(189,889)	(134,800)	(23,984)
Class C	N/A	N/A	N/A
Class I	(1,359,002)	(380,573)	(107,346)
Class R6	(36,764)	(1,890)	(2,384)
Decrease in net assets from distributions	(1,585,655)	(517,263)	(133,714)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	77,708,714	53,200,377	8,429,869
Net asset value of shares issued on reinvestment of distributions	1,579,073	516,333	132,847
Payments for shares redeemed	(16,037,200)	(11,268,493)	(1,861,305)
Net increase (decrease) in net assets from capital share transactions	63,250,587	42,448,217	6,701,411
Total increase (decrease) in net assets	57,229,692	49,424,384	7,989,871
NET ASSETS
Beginning of the Period	61,294,367	11,869,983	3,880,112
End of the Period	$118,524,059	$61,294,367	$11,869,983

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Core Plus Fixed Income Fund
	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,545,682	$3,693,554	$2,202,801
Net realized gain (loss) on:
Investments	(249,768)	(883,478)	(338,518)
Foreign currency transactions	—	(815)	—
Net unrealized appreciation (depreciation) on:
Investments	(1,896,480)	7,548,858	(539,401)
Foreign currency transactions	—	—	—
Net increase (decrease) in net assets resulting from operations	399,434	10,358,119	1,324,882
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(18,476)	(46,294)	(27,393)
Class C	N/A	N/A	N/A
Class I	(2,305,044)	(3,400,659)	(2,163,987)
Class R6	(200,284)	(203,901)	(5,116)
Decrease in net assets from distributions	(2,523,804)	(3,650,854)	(2,196,496)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	33,033,812	65,616,036	25,725,843
Net asset value of shares issued on reinvestment of distributions	2,502,587	3,617,639	2,168,094
Payments for shares redeemed	(19,246,130)	(27,289,565)	(21,001,036)
Net increase (decrease) in net assets from capital share transactions	16,290,269	41,944,110	6,892,901
Total increase (decrease) in net assets	14,165,899	48,651,375	6,021,287
NET ASSETS
Beginning of the Period	115,393,846	66,742,471	60,721,184
End of the Period	$129,559,745	$115,393,846	$66,742,471

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(2)
Brandes International Equity Fund
Class A
3/31/2025(4)	$23.03	0.16	0.04	0.20	(0.22)	$23.01	1.01%(5)
9/30/2024	$18.15	0.46	4.88	5.34	(0.46)	$23.03	29.73%
9/30/2023	$12.97	0.46	5.14	5.60	(0.42)	$18.15	43.29%
9/30/2022	$18.12	0.60	(5.02)	(4.42)	(0.73)	$12.97	(25.05)%
9/30/2021	$13.51	0.53	4.54	5.07	(0.46)	$18.12	37.55%
9/30/2020	$16.02	0.26	(2.40)	(2.14)	(0.37)	$13.51	(13.42)%
Class C
3/31/2025(4)	$22.53	0.07	0.06	0.13	(0.12)	$22.54	0.62%(5)
9/30/2024	$17.79	0.31	4.77	5.08	(0.34)	$22.53	28.80%
9/30/2023	$12.72	0.30	5.07	5.37	(0.30)	$17.79	42.25%
9/30/2022	$17.78	0.43	(4.89)	(4.46)	(0.60)	$12.72	(25.64)%
9/30/2021	$13.27	0.43	4.47	4.90	(0.39)	$17.78	36.90%
9/30/2020	$15.76	0.13	(2.33)	(2.20)	(0.29)	$13.27	(14.06)%
Class I
3/31/2025(4)	$23.29	0.19	0.04	0.23	(0.26)	$23.26	1.13%(5)
9/30/2024	$18.32	0.56	4.89	5.45	(0.48)	$23.29	30.12%
9/30/2023	$13.08	0.51	5.19	5.70	(0.46)	$18.32	43.66%
9/30/2022	$18.21	0.62	(5.03)	(4.41)	(0.72)	$13.08	(24.83)%
9/30/2021	$13.57	0.57	4.57	5.14	(0.50)	$18.21	37.87%
9/30/2020	$16.07	0.27	(2.37)	(2.10)	(0.40)	$13.57	(13.13)%
Class R6
3/31/2025(4)	$23.51	0.20	0.04	0.24	(0.27)	$23.48	1.15%(5)
9/30/2024	$18.47	0.59	4.94	5.53	(0.49)	$23.51	30.30%
9/30/2023	$13.18	0.52	5.23	5.75	(0.46)	$18.47	43.76%
9/30/2022	$18.32	0.63	(5.06)	(4.43)	(0.71)	$13.18	(24.76)%
9/30/2021	$13.64	0.57	4.62	5.19	(0.51)	$18.32	38.03%
9/30/2020	$16.15	0.36	(2.47)	(2.11)	(0.40)	$13.64	(13.08)%

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

$78.5	1.10%(6)	1.48%(6)	1.10%(6)	1.48%(6)	17.03%(5)
$57.7	1.12%	2.27%	1.12%	2.27%	31.26%
$43.9	1.13%	2.69%	1.13%	2.69%	21.81%
$27.9	1.12%	3.57%	1.13%	3.56%	28.67%
$38.2	1.10%	3.03%	1.11%	3.02%	30.41%
$22.1	1.13%	1.80%	1.14%	1.79%	23.20%

$6.2	1.78%(6)	0.62%(6)	1.78%(6)	0.62%(6)	17.03%(5)
$7.4	1.87%	1.57%	1.87%	1.57%	31.26%
$7.3	1.89%	1.81%	1.89%	1.81%	21.81%
$5.9	1.87%	2.58%	1.88%	2.57%	28.67%
$8.8	1.54%	2.51%	1.56%	2.49%	30.41%
$7.6	1.88%	1.01%	1.89%	1.00%	23.20%

$1,106.7	0.85%(6)	1.70%(6)	0.89%(6)	1.66%(6)	17.03%(5)
$822.9	0.85%	2.69%	0.91%	2.63%	31.26%
$553.0	0.85%	2.94%	0.93%	2.86%	21.81%
$387.4	0.85%	3.66%	0.93%	3.58%	28.67%
$552.2	0.85%	3.25%	0.91%	3.19%	30.41%
$401.7	0.85%	2.03%	0.94%	1.94%	23.20%

$94.6	0.75%(6)	1.77%(6)	0.85%(6)	1.67%(6)	17.03%(5)
$77.6	0.75%	2.84%	0.87%	2.72%	31.26%
$54.1	0.75%	2.99%	0.88%	2.86%	21.81%
$40.1	0.75%	3.69%	0.88%	3.56%	28.67%
$58.8	0.75%	3.28%	0.86%	3.17%	30.41%
$47.8	0.75%	2.35%	0.89%	2.21%	23.20%

See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains	Net asset value, end of period
Brandes Global Equity Fund
Class A
3/31/2025(4)	$31.84	0.16	1.13	1.29	(0.12)	(2.08)	$30.93
9/30/2024	$25.80	0.51	6.82	7.33	(0.52)	(0.77)	$31.84
9/30/2023	$20.42	0.48	5.67	6.15	(0.44)	(0.33)	$25.80
9/30/2022	$26.53	0.49	(5.09)	(4.60)	(0.61)	(0.90)	$20.42
9/30/2021	$19.30	0.55	7.54	8.09	(0.56)	(0.30)	$26.53
9/30/2020	$21.75	0.28	(2.33)	(2.05)	(0.40)	—	$19.30
Class C
3/31/2025(4)	$31.41	0.04	1.11	1.15	(0.06)	(2.08)	$30.42
9/30/2024	$25.48	0.34	6.67	7.01	(0.31)	(0.77)	$31.41
9/30/2023	$20.17	0.28	5.61	5.89	(0.25)	(0.33)	$25.48
9/30/2022	$26.25	0.29	(5.01)	(4.72)	(0.46)	(0.90)	$20.17
9/30/2021	$19.16	0.37	7.47	7.84	(0.45)	(0.30)	$26.25
9/30/2020	$21.60	0.17	(2.35)	(2.18)	(0.26)	—	$19.16
Class I
3/31/2025(4)	$32.28	0.20	1.15	1.35	(0.14)	(2.08)	$31.41
9/30/2024	$26.13	0.58	6.91	7.49	(0.57)	(0.77)	$32.28
9/30/2023	$20.66	0.54	5.75	6.29	(0.49)	(0.33)	$26.13
9/30/2022	$26.78	0.55	(5.14)	(4.59)	(0.63)	(0.90)	$20.66
9/30/2021	$19.46	0.64	7.59	8.23	(0.61)	(0.30)	$26.78
9/30/2020	$21.91	0.38	(2.39)	(2.01)	(0.44)	—	$19.46

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

4.39%(5)	$1.7	1.25%(6)	1.03%(6)	1.60%(6)	0.68%(6)	13.19%(5)
29.18%	$1.7	1.25%	1.76%	1.39%	1.62%	20.21%
30.29%	$1.1	1.25%	1.88%	1.43%	1.70%	17.28%
(18.30)%	$0.8	1.25%	1.95%	1.42%	1.78%	14.57%
42.30%	$0.8	1.25%	2.21%	1.41%	2.05%	20.46%
(9.41)%	$0.9	1.25%	1.56%	1.58%	1.23%	17.16%

3.98%(5)	$0.6	2.00%(6)	0.26%(6)	2.44%(6)	(0.18)%(6)	13.19%(5)
28.24%	$0.7	2.00%	1.17%	2.18%	0.99%	20.21%
29.35%	$0.3	2.00%	1.14%	2.18%	0.96%	17.28%
(18.91)%	$0.6	2.00%	1.17%	2.17%	1.00%	14.57%
41.21%	$0.9	2.00%	1.50%	1.78%	1.72%	20.46%
(10.08)%	$0.7	2.00%	0.84%	2.32%	0.52%	17.16%

4.51%(5)	$48.2	1.00%(6)	1.27%(6)	1.24%(6)	1.03%(6)	13.19%(5)
29.46%	$50.8	1.00%	1.99%	1.15%	1.84%	20.21%
30.60%	$40.6	1.00%	2.11%	1.21%	1.90%	17.28%
(18.08)%	$35.2	1.00%	2.18%	1.22%	1.96%	14.57%
42.67%	$45.5	1.00%	2.52%	1.20%	2.32%	20.46%
(9.18)%	$28.6	1.00%	1.83%	1.36%	1.47%	17.16%

See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Return of capital	Net asset value, end of period
Brandes Emerging Markets Value Fund
Class A
3/31/2025(4)	$9.19	0.06	(0.39)	(0.33)	(0.09)	—	$8.77
9/30/2024	$7.76	0.20	1.45	1.65	(0.22)	—	$9.19
9/30/2023	$5.92	0.16	1.79	1.95	(0.11)	—	$7.76
9/30/2022	$8.66	0.28	(2.75)	(2.47)	(0.27)	— (7)	$5.92
9/30/2021	$7.04	0.18	1.54	1.72	(0.10)	—	$8.66
9/30/2020	$8.57	0.13	(1.49)	(1.36)	(0.17)	—	$7.04
Class C
3/31/2025(4)	$9.10	0.02	(0.37)	(0.35)	(0.07)	—	$8.68
9/30/2024	$7.69	0.13	1.43	1.56	(0.15)	—	$9.10
9/30/2023	$5.86	0.09	1.79	1.88	(0.05)	—	$7.69
9/30/2022	$8.59	0.22	(2.72)	(2.50)	(0.23)	— (7)	$5.86
9/30/2021	$7.01	0.14	1.55	1.69	(0.11)	—	$8.59
9/30/2020	$8.53	0.07	(1.48)	(1.41)	(0.11)	—	$7.01
Class I
3/31/2025(4)	$9.25	0.06	(0.37)	(0.31)	(0.10)	—	$8.84
9/30/2024	$7.81	0.21	1.46	1.67	(0.23)	—	$9.25
9/30/2023	$5.96	0.18	1.80	1.98	(0.13)	—	$7.81
9/30/2022	$8.71	0.24	(2.70)	(2.46)	(0.28)	(0.01)	$5.96
9/30/2021	$7.07	0.20	1.55	1.75	(0.11)	—	$8.71
9/30/2020	$8.62	0.14	(1.50)	(1.36)	(0.19)	—	$7.07
Class R6
3/31/2025(4)	$9.33	0.07	(0.38)	(0.31)	(0.10)	—	$8.92
9/30/2024	$7.87	0.22	1.48	1.70	(0.24)	—	$9.33
9/30/2023	$6.00	0.15	1.85	2.00	(0.13)	—	$7.87
9/30/2022	$8.76	0.28	(2.75)	(2.47)	(0.28)	(0.01)	$6.00
9/30/2021	$7.11	0.20	1.56	1.76	(0.11)	—	$8.76
9/30/2020	$8.65	0.16	(1.51)	(1.35)	(0.19)	—	$7.11

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
(7)	Amount is less than $0.01 per share.
See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

(3.41)%(5)	$162.2	1.32%(6)	1.27%(6)	1.32%(6)	1.27%(6)	21.13%(5)
21.38%	$176.4	1.32%	2.42%	1.32%	2.42%	27.76%
33.00%	$141.6	1.35%	2.16%	1.35%	2.16%	19.23%
(28.99)%	$137.5	1.33%	2.90%	1.33%	2.90%	23.04%
24.41%	$216.2	1.30%	2.02%	1.31%	2.01%	34.97%
(16.10)%	$174.2	1.33%	1.75%	1.34%	1.74%	34.39%

(3.76)%(5)	$3.5	2.07%(6)	0.50%(6)	2.07%(6)	0.50%(6)	21.13%(5)
20.53%	$4.4	2.08%	1.57%	2.08%	1.57%	27.76%
32.05%	$4.4	2.10%	1.29%	2.10%	1.29%	19.23%
(29.54)%	$5.1	2.08%	2.14%	2.08%	2.14%	23.04%
24.01%	$10.3	1.59%	1.66%	1.60%	1.65%	34.97%
(16.63)%	$11.1	2.08%	0.90%	2.09%	0.89%	34.39%

(3.33)%(5)	$466.8	1.12%(6)	1.48%(6)	1.13%(6)	1.47%(6)	21.13%(5)
21.71%	$501.0	1.12%	2.54%	1.13%	2.53%	27.76%
33.37%	$520.8	1.12%	2.40%	1.14%	2.38%	19.23%
(28.79)%	$457.0	1.12%	3.10%	1.14%	3.08%	23.04%
24.71%	$1,003.8	1.12%	2.24%	1.11%	2.25%	34.97%
(15.96)%	$834.8	1.12%	1.88%	1.14%	1.86%	34.39%

(3.27)%(5)	$7.3	0.97%(6)	1.63%(6)	1.10%(6)	1.50%(6)	21.13%(5)
21.89%	$8.3	0.97%	2.68%	1.08%	2.57%	27.76%
33.54%	$8.7	0.97%	2.05%	1.10%	1.92%	19.23%
(28.75)%	$21.0	0.97%	2.95%	1.08%	2.84%	23.04%
24.74%	$68.1	0.97%	2.32%	1.06%	2.23%	34.97%
(15.74)%	$39.1	0.97%	2.07%	1.09%	1.95%	34.39%

See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(2)
Brandes International Small Cap Equity Fund
Class A
3/31/2025(4)	$19.39	0.09	1.25	1.34	(0.31)	$20.42	7.05%(5)
9/30/2024	$13.89	0.34	5.67	6.01	(0.51)	$19.39	43.93%
9/30/2023	$9.45	0.25	4.41	4.66	(0.22)	$13.89	49.42%
9/30/2022	$14.01	0.45	(4.27)	(3.82)	(0.74)	$9.45	(28.26)%
9/30/2021	$9.33	0.14	4.69	4.83	(0.15)	$14.01	51.91%
9/30/2020	$10.22	0.07	(0.88)	(0.81)	(0.08)	$9.33	(7.95)%
Class C
3/31/2025(4)	$18.60	0.02	1.20	1.22	(0.30)	$19.52	6.69%(5)
9/30/2024	$13.36	0.20	5.44	5.64	(0.40)	$18.60	42.78%
9/30/2023	$9.09	0.13	4.27	4.40	(0.13)	$13.36	48.26%
9/30/2022	$13.49	0.33	(4.08)	(3.75)	(0.65)	$9.09	(28.71)%
9/30/2021	$9.03	0.10	4.54	4.64	(0.18)	$13.49	51.52%
9/30/2020	$9.94	(0.01)	(0.85)	(0.86)	(0.05)	$9.03	(8.64)%
Class I
3/31/2025(4)	$19.51	0.11	1.26	1.37	(0.31)	$20.57	7.17%(5)
9/30/2024	$13.97	0.39	5.70	6.09	(0.55)	$19.51	44.22%
9/30/2023	$9.50	0.28	4.43	4.71	(0.24)	$13.97	49.62%
9/30/2022	$14.09	0.47	(4.29)	(3.82)	(0.77)	$9.50	(28.04)%
9/30/2021	$9.37	0.15	4.73	4.88	(0.16)	$14.09	52.15%
9/30/2020	$10.25	0.09	(0.88)	(0.79)	(0.09)	$9.37	(7.69)%
Class R6
3/31/2025(4)	$19.64	0.13	1.26	1.39	(0.31)	$20.72	7.22%(5)
9/30/2024	$14.05	0.41	5.73	6.14	(0.55)	$19.64	44.39%
9/30/2023	$9.54	0.32	4.44	4.76	(0.25)	$14.05	50.05%
9/30/2022	$14.14	0.59	(4.40)	(3.81)	(0.79)	$9.54	(28.00)%
9/30/2021	$9.39	0.17	4.74	4.91	(0.16)	$14.14	52.39%
9/30/2020	$10.27	0.07	(0.86)	(0.79)	(0.09)	$9.39	(7.72)%

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

$94.8	1.32%(6)	0.92%(6)	1.32%(6)	0.92%(6)	16.60%(5)
$79.5	1.32%	2.05%	1.32%	2.05%	35.77%
$48.9	1.36%	1.99%	1.36%	1.99%	32.77%
$37.8	1.36%	3.73%	1.36%	3.73%	38.17%
$68.0	1.32%	1.10%	1.33%	1.09%	26.16%
$35.8	1.35%	0.77%	1.36%	0.76%	39.28%

$5.4	1.99%(6)	0.25%(6)	1.99%(6)	0.25%(6)	16.60%(5)
$4.6	2.07%	1.24%	2.07%	1.24%	35.77%
$3.0	2.11%	1.05%	2.11%	1.05%	32.77%
$3.2	2.11%	2.88%	2.11%	2.88%	38.17%
$5.3	1.49%	0.86%	1.50%	0.85%	26.16%
$4.5	2.11%	(0.06)%	2.12%	(0.07)%	39.28%

$679.0	1.10%(6)	1.13%(6)	1.10%(6)	1.13%(6)	16.60%(5)
$576.9	1.12%	2.31%	1.12%	2.31%	35.77%
$272.9	1.15%	2.24%	1.16%	2.23%	32.77%
$196.2	1.15%	3.85%	1.16%	3.84%	38.17%
$318.0	1.12%	1.23%	1.13%	1.22%	26.16%
$260.8	1.15%	0.93%	1.16%	0.92%	39.28%

$4.8	1.00%(6)	1.30%(6)	1.13%(6)	1.17%(6)	16.60%(5)
$3.3	1.00%	2.29%	1.08%	2.21%	35.77%
$0.5	1.00%	2.51%	1.11%	2.40%	32.77%
$0.3	1.00%	4.53%	1.10%	4.43%	38.17%
$13.5	1.00%	1.37%	1.08%	1.29%	26.16%
$10.5	1.00%	0.83%	1.12%	0.71%	39.28%

See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains	Net asset value, end of period
Brandes Small Cap Value Fund
Class A
3/31/2025(4)	$16.12	0.01	(0.18)	(0.17)	(0.01)	(0.32)	$15.62
9/30/2024	$13.12	0.05	3.36	3.41	(0.14)	(0.27)	$16.12
9/30/2023	$10.40	0.12	2.88	3.00	(0.27)	(0.01)	$13.12
9/30/2022	$13.22	0.20	(2.30)	(2.10)	(0.21)	(0.51)	$10.40
9/30/2021	$8.52	0.02	4.51	4.53	0.17	—	$13.22
9/30/2020	$8.58	0.15	(0.16)	(0.01)	(0.05)	—	$8.52
Class I
3/31/2025(4)	$16.36	0.04	(0.18)	(0.14)	(0.02)	(0.32)	$15.88
9/30/2024	$13.30	0.09	3.40	3.49	(0.16)	(0.27)	$16.36
9/30/2023	$10.52	0.17	2.89	3.06	(0.27)	(0.01)	$13.30
9/30/2022	$13.34	0.19	(2.28)	(2.09)	(0.22)	(0.51)	$10.52
9/30/2021	$8.58	0.09	4.50	4.59	0.17	—	$13.34
9/30/2020	$8.62	0.14	(0.13)	0.01	(0.05)	—	$8.58
Class R6
3/31/2025(4)	$15.35	0.05	(0.17)	(0.12)	(0.03)	(0.32)	$14.88
9/30/2024	$12.49	0.07	3.23	3.30	(0.17)	(0.27)	$15.35
9/30/2023	$9.88	0.19	2.70	2.89	(0.27)	(0.01)	$12.49
9/30/2022	$12.53	0.20	(2.13)	(1.93)	(0.21)	(0.51)	$9.88
9/30/2021	$8.00	0.18	4.18	4.36	0.17	—	$12.53
9/30/2020	$7.97	0.26	(0.18)	0.08	(0.05)	—	$8.00

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
(7)	Amount is less than $50,000.
See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

(1.22)%(5)	$11.6	1.15%(6)	0.07%(6)	1.23%(6)	(0.01)%(6)	22.02%(5)
26.59%	$8.5	1.15%	0.36%	1.41%	0.10%	38.36%
29.02%	$2.3	1.15%	0.96%	2.70%	(0.59)%	30.99%
(16.84)%	$0.7	1.15%	1.64%	4.66%	(1.87)%	160.46%
57.55%	$0.5	1.15%	0.19%	5.78%	(4.44)%	90.71%
(0.02)%	$— (7)	1.15%	1.06%	27.37%	(25.16)%	80.65%

(1.09)%(5)	$103.2	0.90%(6)	0.42%(6)	1.01%(6)	0.31%(6)	22.02%(5)
26.94%	$51.4	0.90%	0.60%	1.18%	0.32%	38.36%
29.33%	$9.4	0.90%	1.36%	2.50%	(0.24)%	30.99%
(16.66)%	$3.1	0.90%	1.50%	4.25%	(1.85)%	160.46%
58.09%	$1.6	0.90%	0.70%	6.66%	(5.06)%	90.71%
0.10%	$0.5	0.90%	1.65%	30.12%	(27.57)%	80.65%

(1.06)%(5)	$3.7	0.72%(6)	0.60%(6)	1.07%(6)	0.25%(6)	22.02%(5)
27.14%	$1.4	0.72%	0.47%	1.27%	(0.08)%	38.36%
29.66%	$0.1	0.72%	1.63%	2.45%	(0.10)%	30.99%
(16.50)%	$0.1	0.72%	1.86%	3.58%	(1.00)%	160.46%
59.25%	$— (7)	0.72%	0.86%	6.62%	(5.04)%	90.71%
1.11%	$— (7)	0.72%	0.87%	29.17%	(27.58)%	80.65%

See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(2)
Brandes Core Plus Fixed Income Fund
Class A
3/31/2025(4)	$8.52	0.16	(0.18)	(0.02)	(0.16)	$8.34	(0.18)%(5)
9/30/2024	$7.90	0.31	0.61	0.92	(0.30)	$8.52	11.88%
9/30/2023	$7.98	0.27	(0.08)	0.19	(0.27)	$7.90	2.33%
9/30/2022	$9.35	0.20	(1.36)	(1.16)	(0.21)	$7.98	(12.55)%
9/30/2021	$9.52	0.18	(0.12)	0.06	(0.23)	$9.35	0.67%
9/30/2020	$9.18	0.19	0.34	0.53	(0.19)	$9.52	5.89%
Class I
3/31/2025(4)	$8.60	0.17	(0.18)	(0.01)	(0.17)	$8.42	(0.06)%(5)
9/30/2024	$7.98	0.33	0.61	0.94	(0.32)	$8.60	12.02%
9/30/2023	$8.06	0.29	(0.08)	0.21	(0.29)	$7.98	2.55%
9/30/2022	$9.43	0.23	(1.37)	(1.14)	(0.23)	$8.06	(12.25)%
9/30/2021	$9.60	0.21	(0.13)	0.08	(0.25)	$9.43	0.89%
9/30/2020	$9.26	0.22	0.33	0.55	(0.21)	$9.60	6.07%
Class R6
3/31/2025(4)	$8.60	0.18	(0.19)	(0.01)	(0.17)	$8.42	(0.06)%(5)
9/30/2024	$7.98	0.33	0.61	0.94	(0.32)	$8.60	12.04%
9/30/2023	$8.06	0.29	(0.06)	0.23	(0.31)	$7.98	2.79%
9/30/2022	$9.43	0.33	(1.37)	(1.04)	(0.33)	$8.06	(11.26)%
9/30/2021	$9.60	0.34	(0.13)	0.21	(0.38)	$9.43	2.23%
9/30/2020	$9.26	0.29	0.34	0.63	(0.29)	$9.60	6.89%

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
(7)	As of August 13, 2020, the expense cap for the class changed from 0.70% to 0.50%.
(8)	As of August 13, 2020, the expense cap for the class changed from 0.50% to 0.30%.
(9)	Amount is less than $50,000.
(10)	As of August 13, 2020, the expense cap for the class changed from 0.35% to 0.30%.
See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

$0.9	0.50%(6)	3.95%(6)	1.05%(6)	3.40%(6)	5.39%(5)
$1.2	0.50%	3.73%	0.83%	3.40%	25.42%
$1.3	0.50%	3.34%	0.88%	2.96%	15.72%
$0.8	0.50%	2.30%	0.86%	1.94%	25.44%
$1.0	0.50%	1.95%	0.83%	1.62%	27.13%
$1.2	0.68%(7)	2.30%	0.86%	2.12%	20.59%

$111.3	0.30%(6)	4.16%(6)	0.57%(6)	3.89%(6)	5.39%(5)
$113.3	0.30%	3.94%	0.58%	3.66%	25.42%
$65.4	0.30%	3.53%	0.66%	3.17%	15.72%
$60.0	0.30%	2.59%	0.66%	2.23%	25.44%
$78.1	0.30%	2.23%	0.63%	1.90%	27.13%
$85.6	0.48%(8)	2.41%	0.65%	2.24%	20.59%

$17.4	0.30%(6)	4.23%(6)	0.56%(6)	3.97%(6)	5.39%(5)
$0.9	0.30%	3.93%	0.56%	3.67%	25.42%
$— (9)	0.30%	3.55%	0.64%	3.21%	15.72%
$— (9)	0.30%	3.73%	0.30%	3.73%	25.44%
$— (9)	0.30%	3.54%	0.30%	3.54%	27.13%
$— (9)	0.30%(10)	3.19%	0.30%	3.19%	20.59%

See Notes to Financial Statements.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
Effective August 5, 2024, the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (each an “Acquired Fund” and “Predecessor Fund”, collectively the “Predecessor Funds” or the “Acquired Funds”), each a series of Brandes Investment Trust (“BIT”), reorganized and merged with and into respective series bearing the same name of the Datum One Series Trust (the “Trust”)   pursuant to an Agreement and Plan of Reorganization that was approved by the shareholders of each Acquired Fund.
The Trust is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”), and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds” or the “Brandes Funds”) are each diversified funds and are each series of the Trust. These financial statements and accompanying notes only relate to the Brandes Funds.
Prior to August 5, 2024, the Funds were each a series of BIT. BIT was registered under the1940 Act, as an open-end management investment company.
On August 5, 2024, the Predecessor Funds were reorganized into the Trust as noted below, pursuant to a Plan of Reorganization approved by the Brandes Investment Trust Board of Trustees on February 14, 2024 and by the Predecessor Funds’ Shareholders at a special meeting held on June 13, 2024, as it relates to the Brandes Core Plus Fixed Income Fund, Brandes Emerging Markets Value Fund, Brandes Global Equity Fund, and Brandes International Equity Fund and at special meetings held on June 28, 2024, and July 11, 2024, as it relates to the Brandes International Small Cap Equity Fund and Brandes Small Cap Value Fund, respectively (the “Reorganizations”).
Brandes Investment Trust	Datum One Series Trust
Brandes International Equity Fund	Brandes International Equity Fund
Brandes Global Equity Fund	Brandes Global Equity Fund
Brandes Emerging Markets Value Fund	Brandes Emerging Markets Value Fund
Brandes International Small Cap Equity Fund	Brandes International Small Cap Equity Fund
Brandes Small Cap Value Fund	Brandes Small Cap Value Fund
Brandes Core Plus Fixed Income Fund	Brandes Core Plus Fixed Income Fund

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The Reorganizations were proposed to provide potential benefits including (a) the opportunity for operational efficiencies, permitting Brandes Investment Partners (“Brandes”) to focus on core competencies, including portfolio management and increased sales and distribution efforts to grow the Acquiring Funds; (b) the potential for economies of scale and lower expenses over time due to the potentially larger asset base of the Trust (represented by additional non-Brandes managed series of the Trust), the potential for asset growth and the ability for fixed costs to be allocated across a larger asset base; (c) the opportunity to share various costs including legal, trustee compensation and other administrative costs as well as access to potentially better pricing arrangements with service providers; and (d) potentially greater access to professionals and other resources of the Trust, including resources to navigate increasing industry complexity and regulatory changes.
The results of the Predecessor Funds' shareholder meeting in connection with the Reorganizations are provided below:
Fund Name	Record Date Outstanding Shares	Total Voted Shares	% of Outstanding Shares Voted	% of Voted Shares "FOR" Proposal
Brandes International Equity Fund	38,251,983	21,041,391	55.01%	99.69%
Brandes Global Equity Fund	1,621,401	1,301,563	80.27%	99.63%
Brandes Emerging Markets Value Fund	80,658,146	45,554,136	56.48%	98.27%
Brandes International Small Cap Equity Fund	29,515,543	16,770,929	56.82%	94.56%
Brandes Small Cap Value Fund	2,169,092	976,136	45.00%	97.30%
Brandes Core Plus Fixed Income Fund	11,637,298	7,062,063	60.68%	99.96%
The Predecessor International Fund, Predecessor Global Fund, Predecessor Emerging Markets Fund, Predecessor International Small Cap Fund, Predecessor Small Cap Value Fund and Predecessor Core Plus Fund began operations on January 2, 1997, October 6, 2008, January 31, 2011, February 1, 2012, January 2, 2018 and December 28, 2007, respectively. Prior to January 31, 2011 for the Predecessor Emerging Markets Fund, February 1, 2012 for the Predecessor International Small Cap and January 2, 2018 for the Predecessor Small Cap Value Fund, these Predecessor Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Predecessor Emerging Markets Fund, Predecessor International Small Cap Fund and Predecessor Small Cap Value Fund, respectively.
The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6.  The Global Fund has three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations $7.5 billion or less. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.
Subsequent to September 30, 2024, the Board approved a change in the fiscal year end for each Fund to March 31 to align the fiscal year end with the other series in the Trust.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.
Foreign Currency Translation and Transactions. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
B.
Delayed Delivery Securities. The Funds may purchase securities on a when issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities changes, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds did not have any open commitments on delayed delivery securities as of March 31, 2025.
C.
Zero Coupon Bonds. The Funds may invest without limit in so-called zero coupon bonds. Zero coupon securities are debt securities issued or sold at a discount from their face value. These securities do not entitle the holder to interest payments prior to maturity or a specified redemption date, when they are redeemed at face value. Zero coupon securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts and certificates representing interests in such stripped obligations and coupons. The market prices of zero coupon securities tend to be more sensitive to interest rate changes, and are more volatile, than interest bearing securities of like maturity. The discount from face value is amortized over the life of the security and such amortization will constitute the income earned on the security for accounting and tax purposes. Even though income is accrued on a current basis, the Funds do not receive the income currently in cash. Therefore, the Funds may have to sell other portfolio investments to obtain cash needed to make income distributions. The Funds did not hold any zero coupon bonds at March 31, 2025.
D.
Participatory Notes. The International, Global, Emerging Markets, International Small Cap and Small Cap Value Funds may invest in participatory notes. Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying securities, subject to the credit risk of the issuing financial institution.
Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option). The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note. The investment

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

advisor has established guidelines for monitoring participatory note exposure for the Funds. Prior to investment in a participatory note, the investment advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis. The investment advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as Moody’s, Fitch and S&P) of A.
The Funds record counterparty credit risk valuation adjustments, if material, on the participatory notes in order to appropriately reflect the credit quality of the counterparty.
The International, Global, Emerging Markets, International Small Cap and Small Cap Value Funds did not invest in any participatory notes at March 31, 2025.
E.
Investment Transactions, Dividends and Distributions. Investment transactions are accounted for on the trade dates. Realized gains and losses are recorded on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the investment received. Withholding taxes on foreign dividends and capital gains, which are included as a component of net investment income, realized gain (loss) on investments, and net change in unrealized appreciation (depreciation) on investments, respectively, have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund’s investment income, expenses, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of the Fund’s shares based upon the relative net asset values of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to the Funds’ portfolios are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods. The Funds amortize premiums and accrete discounts using the constant yield method.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption “Foreign capital gains taxes”. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in “Net realized gain (loss) on Investments”.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

F.
Concentration of Risk. As of March 31, 2025, the International, Global, Emerging Markets and International Small Cap Funds held significant portions of their assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the International, Global, Emerging Markets and International Small Cap Funds’ net assets. The investment advisor monitors these off-balance sheet risks.
G.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.
H.
Securities Lending. The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially.
To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of March 31, 2025, the Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund did not have any securities on loan. The International Fund had securities on loan as of March 31, 2025 with a market value of $23,566,759 and received non-cash collateral for the securities on loan in the amount of $26,214,246. Non-cash collateral received by a Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds' Schedules of Investments or Statements of Assets and Liabilities.
I.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' maximum

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.
J.
Accounting for Uncertainty in Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Funds intend to distribute their net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.
The Trust analyzes all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Funds are those that are open for exam by taxing authorities (2022 through 2025). As of March 31, 2025 the Trust has no examinations in progress.
Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal six-month period ended March 31, 2025.
The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
K.
Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
L.
Security Valuation. Common stocks, preferred stocks, and exchange-traded funds are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Advisor and categorized as Level 2 or Level 3 of the fair value hierarchy.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of March 31, 2025, the International Fund, Global Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $1,003,066,394, $22,645,734, $395,479,908 and $307,101,554 that represent 78.00%, 44.80%, 61.81% and 39.18% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable. Rights that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust). Repurchase agreements and demand notes that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Advisor are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The following is a summary of the level inputs used, as of March 31, 2025, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks	$201,577,232	$956,107,392	$— *	$1,157,684,624
Preferred Stocks	22,346,337	46,959,001	— *	69,305,338
Short-Term Investments	90,253,580	—	—	90,253,580
Total Investments in Securities	$314,177,149	$1,003,066,393	$—	$1,317,243,542
Global Fund
Common Stocks	$26,379,707	$22,879,688	$—	$49,259,395
Preferred Stocks	437,365	257,806	—	695,171
Short-Term Investments	399,106	—	—	399,106
Total Investments in Securities	$27,216,178	$23,137,494	$—	$50,353,672
Emerging Markets Fund
Common Stocks	$190,115,022	$424,120,603	$— *	$614,235,625
Preferred Stocks	17,591,326	—	—	17,591,326
Short-Term Investments	6,213,017	—	—	6,213,017
Total Investments in Securities	$213,919,365	$424,120,603	$—	$638,039,968
International Small Cap Fund
Common Stocks	$408,761,751	$319,456,269	$—	$728,218,020
Preferred Stocks	38,828,022	—	—	38,828,022
Investment Companies	5,366,934	—	—	5,366,934
Short-Term Investments	22,058,409	—	—	22,058,409
Total Investments in Securities	$475,015,116	$319,456,269	$—	$794,471,385
Small Cap Value Fund
Common Stocks	$114,022,132	$1,247,401	$1,871	$115,271,404
Preferred Stocks	1,916,216	—	—	1,916,216
Investment Companies	792,996	—	—	792,996
Short-Term Investments	673,697	—	—	673,697
Total Investments in Securities	$117,405,041	$1,247,401	$1,871	$118,654,313
Core Plus Fund
Asset Backed Securities	$—	$807,419	$—	$807,419
Corporate Bonds	—	36,179,680	—	36,179,680
Other Mortgage Related Securities	—	210	—	210
Federal And Federally Sponsored Credits	—	4,714,914	—	4,714,914
Foreign Issuer Bonds	—	2,711,517	—	2,711,517
Short-Term Investments	1,706,465	—	—	1,706,465
US Governments	—	82,357,744	—	82,357,744
Total Investments in Securities	$1,706,465	$126,771,484	$—	$128,477,949

*	Investments categorized as level 3 securities that are effectively valued at zero.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

There were no Level 3 securities in the Global, International Small Cap and Core Plus Funds at the beginning or during the period presented.
The International Fund and the Emerging Markets Fund held two and four, level 3 securities, respectively, that were all effectively valued at $0 as of March 31, 2025 due to the inability of the Funds to transact in these investments, the lack of visibility on when the Funds may do so, and the lack or readily available market prices for such investments.  All of these factors are related to the Russian invasion of Ukraine and responses to the event.  The value of these securities compared to the Funds' net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
The Small Cap Value Fund held one level 3 security with a fair value of $1,871 as of March 31, 2025. The valuation technique used for this security was the last observable price and the unobservable input used was management’s estimate of net liquidation value. The value of this security compared to the Fund’s net assets is not material and therefore, the reconciliation of Level 3 securities is not disclosed.
NOTE 3–INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
A.
Advisor Fee. The Advisor provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel, needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. The Advisor received a monthly fee at the annual rate of 0.75% of the first $2.5 billion of average daily net assets, 0.70% on average daily net assets from $2.5 billion to $5.0 billion, and 0.67% of the average daily net assets greater than $5.0 billion, of the International Fund. The Advisor received a monthly fee at the annual rate of 0.95% of the first $2.5 billion of average daily net assets, 0.90% on average daily net assets from $2.5 billion to $5.0 billion, and 0.85% of the amount of average daily net assets greater than $5.0 billion, of the Emerging Markets Fund. The Advisor received a monthly fee at the annual rate of 0.95% of the first $1.0 billion of average daily net assets, and 0.90% of the average daily net assets greater than $1.0 billion, of the International Small Cap Fund. The Global Fund, Small Cap Value Fund and Core Plus Fund incurred a monthly fee at the annual rate of 0.80%, 0.70% and 0.35% based upon their average daily net assets, respectively. The Advisor has contractually agreed to limit the Management Fee of each share class of the Core Plus Fund to 0.30% pursuant to an Investment Advisory Fee Waiver Agreement in effect until July 15, 2026.  For the six-month period ended March 31, 2025 and for the year ended September 30, 2024, the Core Plus fund had $30,486 and $46,868, respectively in advisory fees waived. These waived fees are not eligible for

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

recoupment.  For the six-month period ended March 31, 2025, the International Fund, the Global Fund, the Emerging Markets Fund, the International Small Cap Fund, the Small Cap Value Fund, and the Core Plus Fund incurred $3,799,140, $201,684, $3,074,158, $3,273,882, $326,453 and $213,402 in advisory fees, respectively. For the year ended September 30, 2024, the International Fund, the Global Fund, the Emerging Markets Fund, the International Small Cap Fund, the Small Cap Value Fund, and the Core Plus Fund incurred $5,952,441, $379,962, $6,434,034, $4,662,221, $220,043 and $328,077 in advisory fees, respectively.
The Funds are responsible for their own operating expenses. The Advisor contractually agreed to limit each Fund’s annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through July 15, 2026 (the “Expense Cap Agreement”):
Fund	Class A	Class C	Class I	Class R6
International Fund	1.20%	1.95%	0.85%	0.75%
Global Fund	1.25%	2.00%	1.00%	0.82%*
Emerging Markets Fund	1.37%	2.12%	1.12%	0.97%
International Small Cap Fund	1.40%	2.15%	1.15%	1.00%
Small Cap Value Fund	1.15%	N/A	0.90%	0.72%
Core Plus Fund	0.50%	N/A	0.30%	0.30%
* This class is not active.
The Funds may incur additional expenses not covered under the Expense Cap Agreement. These expenses include acquired fund fees and expenses, taxes, interest, broker commissions, and proxy expenses or other extraordinary expenses.
Any reimbursements of fee waivers made by the Advisor to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within the expense limit specified in its Expense Cap Agreement. Under the Expense Cap Agreement that was in place during the period covered by this report, any such repayment must be made before the end of the thirty-six months after the month in which the related reimbursement or waiver occurred. The Trust has agreed to repay the expense reimbursement to the Advisor. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. For the six-month period ended March 31, 2025, the Advisor waived expenses and/or reimbursed the Funds $240,606, $63,580, $24,394, $2,416, $54,575, and $133,382 for the International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund, and Core Plus Fund, respectively. For the year ended September 30, 2024, the Advisor waived expenses and/or reimbursed the

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Funds $509,051, $72,945, $58,428, $1,819, $88,230, and $212,390 for the International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund, and Core Plus Fund, respectively. Repayment rights expire as follows:
Fund	September 30, 2025	September 30, 2026	September 30, 2027	March 31, 2028
International Fund	$401,713	$471,697	$509,051	$240,606
Global Fund	96,151	89,159	72,945	63,580
Emerging Markets Fund	59,817	138,307	58,428	24,394
International Small Cap Fund	7,484	515	1,819	2,416
Small Cap Value Fund	132,842	111,992	88,230	54,575
Core Plus Fund	206,045	192,628	212,390	133,382
The Advisor did not recoup any fees previously waived or reimbursed for the International Small Cap Fund or Small Cap Value Fund. For the six-month period ended March 31, 2025, the Advisor recouped fees previously waived or reimbursed in the following amounts:
Fund	Class C	Class I
International Fund	$—	$38,451
Global Fund	309	—
Emerging Markets Fund	—	52,646
Core Plus Fund	—	5,318
For the year ended September 30, 2024 , the Advisor recouped fees previously waived or reimbursed in the following amounts:
Fund	Class A	Class I
Global Fund	$—	$9,765
Emerging Markets Fund	—	28,920
International Small Cap Fund	—	32,065
Small Cap Value Fund	1,967	—
Core Plus Fund	—	38,988
B.
Administration Fee. The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The total fee for each Fund is subject to reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities.  The fees paid to the Administrator for the six-month period ended March 31, 2025 and for the year ended September 30, 2024 are reflected on the Statements of Operations as “Custody fees”, “Administration fees” and “Transfer agent fees”.
C.
Distribution and Servicing Fees. Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a Distribution Agreement with the Trust, on behalf of the Funds.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis.  A portion of the Funds’ distribution expenses is paid by the Advisor.
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A and C shares. The Plan is designed to reimburse the Distributor or dealers for certain promotional and other sales related costs associated with sales of such Fund shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the Plan do not exceed 0.25% and 0.75% of the average daily net assets of each Fund’s Class A and C shares, respectively. During the six-month period ended March 31, 2025, the Funds paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class C shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. For the six-month period ended March 31, 2025, the following Funds incurred expenses pursuant to the Plan:
Fund	Class A	Class C
International Fund	$73,405	$23,356
Global Fund	2,119	2,621
Emerging Markets Fund	203,086	14,480
International Small Cap Fund	102,639	17,835
Small Cap Value Fund	12,914	N/A
Core Plus Fund	1,180	N/A
For the year ended September 30, 2024, the following Funds incurred expenses pursuant to the Plan:
Fund	Class A	Class C
International Fund	$117,382	$54,195
Global Fund	3,676	4,272
Emerging Markets Fund	383,897	32,882
International Small Cap Fund	155,676	27,874
Small Cap Value Fund	14,552	N/A
Core Plus Fund	3,146	N/A
The Funds have adopted a Shareholder Service Plan for Class C, and have authorized sub-transfer agency fee payments for Class I, to pay to securities broker-dealers, retirement plan sponsors and administrators, banks and their affiliates, and other institutions and service professionals, as shareholder servicing agents of the Funds, an annual fee for non-distribution sub-transfer agent and/or subaccounting services up to 0.25% and 0.05% of average daily

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

net assets attributable to Class C and Class I, respectively (the “Service Fees”). For the six-month period ended March 31, 2025, the Funds incurred the following Service Fees:
Fund	Class C	Class I
International Fund	$4,386	$165,624
Global Fund	202	6,506
Emerging Markets Fund	3,638	88,571
International Small Cap Fund	2,903	109,451
Small Cap Value Fund	N/A	19,803
Core Plus Fund	N/A	2,259
For the year ended September 30, 2024, the Funds incurred the following Service Fees:
Fund	Class C	Class I
International Fund	$18,065	$337,009
Global Fund	1,424	6,181
Emerging Markets Fund	10,961	255,506
International Small Cap Fund	9,291	211,751
Small Cap Value Fund	N/A	12,693
Core Plus Fund	N/A	—
Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”), provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay ACA Group an annual fixed fee per Fund and has agreed to reimburse ACA Group for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to this agreement are reflected as “Fund Officer fees” on the Statement of Operations.
Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Funds for serving in their respective role. For the six-month period ended March 31, 2025, the amounts allocated for Trustee compensation and reimbursement of out-of-pocket expenses from the Trust to the Funds, is reflected as “Trustee fees” on the Statement of Operations.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 4–PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of securities, excluding short term investments, were as follows for the six-month period ended March 31, 2025:
	U.S. Government		Other
Fund	Purchases	Sales	Purchases	Sales
International Fund	$—	$—	$451,621,422	$170,221,988
Global Fund	$—	$—	$6,583,699	$10,718,641
Emerging Markets Fund	$—	$—	$133,600,256	$143,295,457
International Small Cap Fund	$—	$—	$184,048,667	$113,222,131
Small Cap Value Fund	$—	$—	$82,020,671	$20,336,917
Core Plus Fund	$14,211,898	$5,808,358	$7,708,170	$563,147
NOTE 5–CAPITAL SHARE TRANSACTIONS
Capital share activity for each class of shares was as follows (shares and dollar amounts in thousands):
	International Fund
	Six Months Ended 3/31/2025		Year Ended 9/30/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	1,171	$26,343	938	$19,801	973	$17,054
Class C	43	947	73	1,489	71	1,202
Class I	16,268	370,465	10,806	223,707	8,395	146,372
Class R6	1,143	25,724	1,222	25,507	935	16,599
Issued on Reinvestment of Distributions
Class A	26	547	52	1,071	55	980
Class C	1	31	6	118	7	124
Class I	448	9,412	737	15,203	723	12,897
Class R6	42	891	66	1,378	68	1,210
Shares Redeemed
Class A	(292)	(6,417)	(905)	(18,272)	(758)	(13,034)
Class C	(99)	(2,101)	(162)	(3,220)	(130)	(2,175)
Class I	(4,478)	(99,308)	(6,397)	(131,911)	(8,548)	(143,936)
Class R6	(458)	(10,351)	(912)	(19,287)	(1,116)	(19,705)
Net Increase/(Decrease) Resulting from Fund Share Transactions	13,815	$316,183	5,524	$115,584	675	$17,588

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Fund
	Six Months Ended 3/31/2025		Year Ended 9/30/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	6	$187	12	$337	22	$557
Class C	—	—	16	465	4	123
Class I	34	1,052	114	3,399	86	2,242
Class R6	N/A	N/A	N/A	N/A	N/A	N/A
Issued on Reinvestment of Distributions
Class A	4	117	2	60	1	29
Class C	2	49	1	17	1	14
Class I	111	3,312	72	2,051	51	1,295
Class R6	N/A	N/A	N/A	N/A	N/A	N/A
Shares Redeemed
Class A	(7)	(214)	(5)	(132)	(17)	(426)
Class C	(4)	(132)	(6)	(185)	(20)	(511)
Class I	(183)	(5,691)	(169)	(4,848)	(284)	(7,078)
Class R6	N/A	N/A	N/A	N/A	N/A	N/A
Net Increase/(Decrease) Resulting from Fund Share Transactions	(37)	$(1,320)	37	$1,164	(156)	$(3,755)

	Emerging Markets Fund
	Six Months Ended 3/31/2025		Year Ended 9/30/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	319	$2,792	2,339	$19,786	1,336	$9,619
Class C	21	183	87	699	71	494
Class I	5,464	47,922	9,041	75,090	17,714	130,544
Class R6	53	476	85	715	688	4,548
Issued on Reinvestment of Distributions
Class A	39	329	113	956	72	560
Class C	4	33	10	81	4	28
Class I	598	5,038	1,645	14,038	1,087	8,575
Class R6	2	16	4	32	1	7
Shares Redeemed
Class A	(1,079)	(9,526)	(1,496)	(12,281)	(6,395)	(41,430)
Class C	(106)	(930)	(188)	(1,534)	(369)	(2,623)
Class I	(7,418)	(64,917)	(23,169)	(192,329)	(28,880)	(206,361)
Class R6	(122)	(1,065)	(302)	(2,509)	(3,093)	(23,552)
Net Increase/(Decrease) Resulting from Fund Share Transactions	(2,225)	$(19,649)	(11,831)	$(97,256)	(17,764)	$(119,591)

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

	International Small Cap Fund
	Six Months Ended 3/31/2025		Year Ended 9/30/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	1,187	$23,327	1,761	$29,469	1,081	$14,379
Class C	59	1,117	90	1,411	20	258
Class I	6,666	131,991	14,427	239,641	4,073	53,890
Class R6	89	1,772	144	2,636	17	207
Issued on Reinvestment of Distributions
Class A	65	1,207	106	1,775	54	707
Class C	4	74	6	85	2	27
Class I	498	9,267	823	13,984	355	4,687
Class R6	3	53	2	39	— *	6
Shares Redeemed
Class A	(712)	(13,962)	(1,289)	(21,380)	(1,616)	(20,479)
Class C	(37)	(689)	(73)	(1,106)	(144)	(1,691)
Class I	(3,729)	(73,007)	(5,212)	(89,508)	(5,544)	(68,173)
Class R6	(28)	(551)	(16)	(282)	(14)	(178)
Net Increase/(Decrease) Resulting from Fund Share Transactions	4,065	$80,599	10,769	$176,764	(1,716)	$(16,360)

*	Value calculated is less than 500 shares/dollars.

	Small Cap Value Fund
	Six Months Ended 3/31/2025		Year Ended 9/30/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	283	$4,778	484	$6,907	136	$1,732
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	4,146	70,211	3,024	44,854	519	6,692
Class R6	170	2,720	97	1,439	1	6
Issued on Reinvestment of Distributions
Class A	11	189	10	134	2	23
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	76	1,353	27	381	9	107
Class R6	2	37	—	2	— *	2
Shares Redeemed
Class A	(75)	(1,255)	(148)	(2,171)	(31)	(383)
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	(865)	(14,547)	(615)	(8,919)	(111)	(1,477)
Class R6	(15)	(235)	(14)	(179)	(— )*	(1)
Net Increase/(Decrease) Resulting from Fund Share Transactions	3,733	$63,251	2,865	$42,448	525	$6,701

*	Value calculated is less than 500 shares/dollars.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

	Core Plus Fund
	Six Months Ended 3/31/2025		Year Ended 9/30/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	13	$109	11	$88	91	$735
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	1,947	16,271	6,695	55,583	2,922	24,000
Class R6	2,008	16,654	1,187	9,945	120	991
Issued on Reinvestment of Distributions
Class A	2	18	6	46	3	27
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	273	2,284	403	3,368	260	2,136
Class R6	24	200	25	204	1	5
Shares Redeemed
Class A	(53)	(449)	(46)	(382)	(19)	(156)
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	(2,178)	(18,239)	(2,124)	(17,726)	(2,423)	(19,837)
Class R6	(67)	(558)	(1,113)	(9,182)	(121)	(1,008)
Net Increase/(Decrease) Resulting from Fund Share Transactions	1,969	$16,290	5,044	$41,944	834	$6,893
NOTE 6–FEDERAL INCOME TAX MATTERS
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the six-month period ended March 31, 2025, the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of distributions in excess of the subchapter M requirement:
	Distributable Earnings	Paid-In Capital
International Fund	$—	$—
Global Fund	—	—
Emerging Markets Fund	430,266	(430,266)
International Small Cap Fund	—	—
Small Cap Value Fund	—	—
Core Plus Fund	—	—

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
	International Fund	Global Fund
Cost of investments for tax purposes	$1,223,078,528	$36,993,602
Gross tax unrealized appreciation	177,283,944	15,599,402
Gross tax unrealized depreciation	(83,082,454)	(2,239,537)
Net unrealized appreciation (depreciation) on investments and foreign currency	94,201,490	13,359,865
Distributable ordinary income	4,373,030	127,978
Distributable long-term capital gains	—	3,281,849
Total distributable earnings	4,373,030	3,409,827
Other accumulated gains/(losses)	(4,245,357)	(10,442)
Total accumulated earnings	$94,329,163	$16,759,250

	Emerging Markets Fund	International Small Cap Fund	Small Cap Value Fund	Core Plus Fund
Cost of investments for tax purposes	$697,433,165	$664,706,708	$121,962,248	$131,118,102
Gross tax unrealized appreciation	119,589,520	153,578,054	6,748,643	926,192
Gross tax unrealized depreciation	(178,993,792)	(23,824,794)	(10,056,580)	(3,566,345)
Net unrealized appreciation (depreciation) on investments and foreign currency	(59,404,272)	129,753,260	(3,307,937)	(2,640,153)
Distributable ordinary income	—	5,287,993	2,244,166	509,252
Distributable long-term capital gains	—	—	2,369,299	—
Total distributable earnings	—	5,287,993	4,613,465	509,252
Other accumulated gains/(losses)	(273,112,143)	(80,602,092)	(2,526)	(3,180,299)
Total accumulated earnings	$(332,516,415)	$54,439,161	$1,303,002	$(5,311,200)
The differences between book and tax basis distributable earnings are primarily related to passive foreign investment companies and wash sales. These differences are temporary.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The tax composition of dividends for the six months ended March 31, 2025, and the years ended September 30, 2024 and September 30, 2023 for the Funds, were as follows:
	Ordinary Income			Long Term Capital Gains
	2025	2024	2023	2025	2024	2023
International Fund	$11,427,482	$18,630,374	$15,554,284	$—	$—	$—
Global Fund	245,138	916,414	776,169	3,260,957	1,226,757	570,731
Emerging Markets Fund	7,663,161	17,987,168	10,977,003	—	—	—
International Small Cap Fund	10,757,122	16,071,615	5,469,728	—	—	—
Small Cap Value Fund	498,933	259,817	133,714	1,086,770	257,398	—
Core Plus Fund	2,059,065	3,647,690	2,196,496	—	—	—
For the period subsequent to October 31, 2024, through the five-month period ended March 31, 2025, the Global Fund incurred $10,442 of net capital losses and the Emerging Markets Fund incurred $47,557 of late year ordinary losses which the Funds intend to treat as having occurred in the following fiscal year.
At March 31, 2025, the Funds had capital loss carryforwards and capital loss carryforwards utilized as indicated below:
	Indefinite	Utilized
International Fund	$(4,245,357)	$(48,322,289)
Global Fund	—	—
Emerging Markets Fund	(273,051,913)	(9,303,731)
International Small Cap Fund	(80,594,661)	(45,652,104)
Small Cap Value Fund	—	—
Core Plus Fund	(2,712,396)	—
NOTE 7–OFFERING PRICE PER SHARE
The public offering price for Class A shares is the net asset value per share plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75% for the International, Global, Emerging Markets, International Small Cap and Small Cap Value, and 3.75% for the Core Plus Fund. A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A shares redeemed. Class C shares include a 1.00% CDSC paid by redeeming shareholders within 12 months of purchase. As a result the redemption price may differ from the net asset value per share. The public offering prices for I shares are the respective net asset values. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 8–OWNERSHIP BY AFFILIATED PARTIES
As of March 31, 2025, the Advisor, Trustees or affiliates of the Advisor beneficially owned more than 5% of shares in each class of the Funds as follows:
Global Fund
Class I
Shares	280,870
% of Total Outstanding Shares	18.31%

Core Plus Fund
Class I
Shares	2,076,048
% of Total Outstanding Shares	15.71%
NOTE 9–RISK FACTORS
Significant market disruptions, such as those caused by pandemics (e.g. Covid-19 pandemic), war (e.g. Russia’s invasion of Ukraine or war in the Middle East), natural disasters, acts of terrorism, or other events, may adversely impact global economic and market activity, and contribute to significant volatility in financial markets.  Any such disruptions could have an adverse impact on the prices and liquidity of the Funds' investments.
NOTE 10–OPERATING SEGMENTS
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Advisor of the Funds and Officers of the Trust act as the Funds' CODM. Each individual Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund's investment objective which is executed by each Fund's portfolio managers as a team. The financial information in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within each Fund's financial statements and financial highlights.
NOTE 11–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

Brandes Investment Partners
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees of Datum One Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Datum One Series Trust comprising the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund and Brandes Core Plus Fixed Income Fund (the “Funds”), including the schedules of investments, as of March 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the six months ended March 31, 2025 and for the year ended September 30, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds listed above constituting Datum One Series Trust as of March 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the six months ended March 31, 2025 and for the year ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America. The Funds’ statements of changes in net assets for the year ended September 30, 2023, and the financial highlights for each of the four years in the period ended September 30, 2023 were audited by other auditors whose report dated November 20, 2023 expressed an unqualified opinion on the statements of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

Brandes Investment Partners
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM — (continued)

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
May 21, 2025
We have served as the auditor of one or more Brandes Investment Partners, L.P. investment companies since 2024.

Brandes Investment Partners
ADDITIONAL INFORMATION — (Unaudited)

TAX NOTICE
For the fiscal six-month tax period ended March 31, 2025, the percentage of taxable ordinary income distributions that are designated as interest related dividends under the Internal Revenue Code Section 871(k)(1)(c) for each Fund were as follows:
PERCENTAGE
International Fund	4.14%
Global Fund	2.37%
Emerging Markets Fund	2.53%
International Small Cap Fund	1.61%
Small Cap Value Fund	6.52%
Core Plus Fund	96.79%
The percentage of ordinary distributions designated as short-term gain distributions under the Internal Revenue Code Section 871(k)(2)(c) for the fiscal six-month tax period ended March 31, 2025 were as follows:
PERCENTAGE
International Fund	0.00%
Global Fund	100.00%
Emerging Markets Fund	0.00%
International Small Cap Fund	0.00%
Small Cap Value Fund	100.00%
Core Plus Fund	0.00%
The distributions designated as long-term capital gain distributions for the fiscal six-month tax period ended March 31, 2025 were as follows:
DISTRIBUTION
International Fund	$—
Global Fund	$3,260,957
Emerging Markets Fund	$—
International Small Cap Fund	$—
Small Cap Value Fund	$1,086,770
Core Plus Fund	$—
The percentage of dividend income distributed for the fiscal six-month tax period ended March 31, 2025, which is designated as qualified dividend income under the Jobs and Growth Tax relief Reconciliation Act of 2003 is as follows:
QUALIFIED DIVIDEND INCOME
International Fund	83.44%
Global Fund	100.00%
Emerging Markets Fund	88.89%
International Small Cap Fund	50.81%
Small Cap Value Fund	45.76%
Core Plus Fund	0.00%

Brandes Investment Partners
ADDITIONAL INFORMATION — (Unaudited) (continued)

The percentage of dividends paid during the fiscal six-month tax period ended March 31, 2025 that qualify for the corporate dividends received deduction are as follows:
PERCENTAGE
International Fund	0.00%
Global Fund	64.78%
Emerging Markets Fund	0.00%
International Small Cap Fund	0.00%
Small Cap Value Fund	46.92%
Core Plus Fund	0.00%

Brandes Investment Partners
Changes in and Disagreements with Accountants for Open-End
Management Investment Companies

Not applicable.

Brandes Investment Partners
Proxy Disclosure for Open-End Management Investment Companies

Not applicable.

Brandes Investment Partners
Basis for Trustees' Approval of Investment Advisory Agreement

Not applicable.

ADVISOR
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979
DISTRIBUTOR
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
TRANSFER AGENT
The Northern Trust Company
333 South Wabash Avenue, W-38
Chicago, IL 60604
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301
LEGAL COUNSEL
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
This report is intended for shareholders of the Brandes International Equity Fund, the Brandes Global Equity Fund, the Brandes Emerging Markets Value Fund, the Brandes International Small Cap Equity Fund, the Brandes Small Cap Value Fund, and the Brandes Core Plus Fixed Income Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Statements and other information herein are dated and are subject to change.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
SEPARATELY MANAGED ACCOUNT
RESERVE TRUST
As of and for the six months ended March 31, 2025

1

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — March 31, 2025

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 4.36%
Federal Home Loan Mortgage Corporation – 1.70%
Pool G1-8578 3.000%, 12/1/2030	403,018	$391,769
Pool SD-2873 3.000%, 1/1/2052	2,181,728	1,910,195
Pool SD-8001 3.500%, 7/1/2049	586,946	534,008
Pool SD-8003 4.000%, 7/1/2049	293,884	276,843
		3,112,815
Federal National Mortgage Association – 2.66%
Pool AL9865 3.000%, 2/1/2047	504,232	444,576
Pool AS6201 3.500%, 11/1/2045	181,370	168,041
Pool BN6683 3.500%, 6/1/2049	493,979	450,267
Pool CA0483 3.500%, 10/1/2047	2,868,697	2,626,068
Pool CA1624 3.000%, 4/1/2033	690,711	666,846
Pool MA3687 4.000%, 6/1/2049	576,767	538,209
		4,894,007
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $8,004,626)		$8,006,822
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.686%, 10/25/2036(a)	799	$732
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $795)		$732
US GOVERNMENTS – 31.83%
Sovereign Government – 31.83%
United States Treasury Bond
4.750%, 2/15/2037	22,375,000	$23,474,521
3.500%, 2/15/2039	10,500,000	9,573,867
3.750%, 11/15/2043	15,000,000	13,392,188
3.000%, 5/15/2047	15,750,000	12,100,430
		58,541,006
TOTAL US GOVERNMENTS (Cost $62,426,575)		$58,541,006
CORPORATE BONDS – 54.91%
Aerospace & Defense – 2.10%
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(b)	3,625,000	$3,867,066
Asset Management – 2.47%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%), 6/1/2025(c)	4,570,000	4,553,793
Automotive – 2.63%
Ford Motor Credit Co. LLC
See Notes to Financial Statements.
2

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

	Principal Amount	Value
3.375%, 11/13/2025	1,625,000	$1,605,601
2.700%, 8/10/2026	3,345,000	3,225,675
		4,831,276
Banking – 11.88%
Bank of America Corp. 4.450%, 3/3/2026	6,620,000	6,609,270
Citigroup, Inc.
4.400%, 6/10/2025	5,885,000	5,883,801
6.950%, (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(d)	2,000,000	1,994,236
USB Capital IX 5.584% (CME Term SOFR 3M + 1.282%, minimum of 5.584%), Perpetual, 5/1/2025(d)	8,525,000	7,361,476
		21,848,783
Biotechnology & Pharmaceuticals – 2.02%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(b)	3,975,000	3,714,852
Cable & Satellite – 0.17%
Charter Communications Operating LLC 4.908%, 7/23/2025	306,000	305,925
Commercial Support Services – 3.64%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(b)	3,066,000	3,061,512
6.250%, 1/15/2028(b)	3,635,000	3,637,853
		6,699,365
Containers & Packaging – 1.04%
Sealed Air Corp. 4.000%, 12/1/2027(b)	1,990,000	1,915,505
Electric Utilities – 1.37%
American Transmission Systems, Inc. 2.650%, 1/15/2032(b)	2,930,000	2,516,457
Entertainment Content – 4.11%
Netflix, Inc. 4.375%, 11/15/2026	1,840,000	1,843,237
Univision Communications, Inc.
8.000%, 8/15/2028(b)	2,855,000	2,863,918
8.500%, 7/31/2031(b)	2,925,000	2,858,134
		7,565,289
Food – 1.96%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	3,845,000	3,611,061
Home Construction – 0.93%
Toll Brothers Finance Corp. 4.875%, 11/15/2025	1,710,000	1,709,806
See Notes to Financial Statements.
3

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

	Principal Amount	Value
Household Products – 1.91%
Coty, Inc. 5.000%, 4/15/2026(b)	3,534,000	$3,521,925
Institutional Financial Services – 2.48%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(c)	4,680,000	4,563,202
Internet Media & Services – 1.31%
Expedia Group, Inc.
3.800%, 2/15/2028	810,000	789,887
3.250%, 2/15/2030	1,732,000	1,614,410
		2,404,297
Leisure Facilities & Services – 2.56%
Travel + Leisure Co. 6.625%, 7/31/2026(b)	4,675,000	4,709,343
Oil & Gas Producers – 3.94%
Hess Midstream Operations LP 4.250%, 2/15/2030(b)	1,940,000	1,825,123
Range Resources Corp. 4.875%, 5/15/2025	5,425,000	5,418,430
		7,243,553
REIT – 1.56%
Iron Mountain, Inc. 4.875%, 9/15/2027(b)	2,925,000	2,865,497
Software – 2.74%
VMware LLC
4.500%, 5/15/2025	930,000	929,379
3.900%, 8/21/2027	4,176,000	4,103,079
		5,032,458
Technology Hardware – 1.94%
Pitney Bowes, Inc. 7.250%, 3/15/2029(b)	3,580,000	3,561,855
Telecommunications – 2.15%
Consolidated Communications, Inc. 6.500%, 10/1/2028(b)	1,370,000	1,320,968
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(b)	1,192,800	1,195,593
T-Mobile USA, Inc. 4.750%, 2/1/2028	1,435,000	1,433,249
		3,949,810
TOTAL CORPORATE BONDS (Cost $101,796,438)		$100,991,118
See Notes to Financial Statements.
4

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

	Principal Amount	Value
FOREIGN ISSUER BONDS – 4.98%
Chemicals – 1.84%
Methanex Corp.
5.125%, 10/15/2027	1,249,000	$1,224,578
5.250%, 12/15/2029	2,255,000	2,165,761
		3,390,339
Oil, Gas Services & Equipment – 0.85%
Transocean, Inc. 8.750%, 2/15/2030(b)	1,500,000	1,557,891
Telecommunications – 2.29%
Fibercop SpA 6.375%, 11/15/2033(b)	3,767,000	3,581,325
Telecom Italia Capital SA 6.375%, 11/15/2033	633,000	629,799
		4,211,124
TOTAL FOREIGN ISSUER BONDS (Cost $9,676,352)		$9,159,354
ASSET BACKED SECURITIES – 1.43%
Specialty Finance – 1.43%
SLM Private Credit Student Loan Trust Series 2004-B, 4.991%, (CME Term SOFR 3M + 0.692%), 9/15/2033(d)	889,268	$875,969
SLM Private Credit Student Loan Trust Series 2005-A, 4.871%, (CME Term SOFR 3M + 0.572%), 12/15/2038(d)	631,783	619,404
SLM Private Credit Student Loan Trust Series 2006-A, 4.851%, (CME Term SOFR 3M + 0.552%), 6/15/2039(d)	1,170,846	1,135,375
TOTAL ASSET BACKED SECURITIES (Cost $2,541,650)		$2,630,748

	Shares	Value
SHORT-TERM INVESTMENTS – 1.48%
Money Market Funds – 1.48%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.176%(e)	2,727,305	$2,727,305
TOTAL SHORT-TERM INVESTMENTS (Cost $2,727,305)		$2,727,305
Total Investments (Cost $187,173,741) – 98.99%		$182,057,085
Other Assets in Excess of Liabilities – 1.01%		1,865,777
Total Net Assets – 100.00%		$183,922,862

Percentages are stated as a percent of net assets.

5Y 5 Year
CMT Constant Maturity Treasury
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
See Notes to Financial Statements.
5

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — March 31, 2025 (continued)

3M 3 Month
CME Chicago Mercantile Exchange
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,574,817 which represented 26.41% of the net assets of the Fund.

(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	The rate shown is the annualized seven day yield as of March 31, 2025.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to Financial Statements.
6

Brandes Separately Managed Account Reserve Trust
STATEMENT OF ASSETS AND LIABILITIES — March 31, 2025

ASSETS
Investment in securities, at cost	$187,173,741
Investment in securities, at value	$182,057,085
Receivables:
Fund shares sold	1,079,645
Interest	1,996,522
Total Assets	185,133,252
LIABILITIES
Payables:
Fund shares redeemed	439,400
Dividends	770,990
Total Liabilities	1,210,390
NET ASSETS	$183,922,862
COMPONENTS OF NET ASSETS
Paid-in capital	$202,413,921
Total distributable earnings (loss)	(18,491,059)
Total Net Assets	$183,922,862
Net asset value, offering price and redemption proceeds per share
Net Assets	$183,922,862
Shares outstanding (unlimited shares authorized without par value)	23,092,997
Offering and redemption price	$7.96
See Notes to Financial Statements.
7

Brandes Separately Managed Account Reserve Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended March 31, 2025 and Year Ended
September 30, 2024

	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INVESTMENT INCOME
Income
Dividend income	$90,833	$280,890
Interest income	4,269,278	7,460,052
Total Income	4,360,111	7,740,942
Expenses (Note 3)
Total expenses	—	—
Total net expenses	—	—
Net investment income	4,360,111	7,740,942
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(300,130)	(1,901,207)
Net realized gain (loss) on foreign currency transactions	—	(4,588)
Net change in unrealized appreciation (depreciation) on investments	(3,369,491)	16,425,265
Net realized and unrealized gain (loss) on investments	(3,669,621)	14,519,470
Net increase in net assets resulting from operations	$690,490	$22,260,412

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.
8

Brandes Separately Managed Account Reserve Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024	Year Ended September 30, 2023
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$4,360,111	$7,740,942	$7,229,895
Net realized gain (loss) on investments and foreign currency transactions	(300,130)	(1,905,795)	(2,208,647)
Net change in unrealized appreciation (depreciation) on investments	(3,369,491)	16,425,265	3,015,650
Net increase (decrease) in net assets resulting from operations	690,490	22,260,412	8,036,898
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(4,326,864)	(7,667,987)	(7,215,374)
Decrease in net assets from distributions	(4,326,864)	(7,667,987)	(7,215,374)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	34,726,310	38,472,860	24,768,280
Net asset value of shares issued on reinvestment of distributions	4,316,425	7,470,501	6,802,184
Cost of shares redeemed	(21,521,719)	(41,419,675)	(31,266,107)
Net increase (decrease) in net assets from capital share transactions	17,521,016	4,523,686	304,357
Total increase in net assets	13,884,642	19,116,111	1,125,881
NET ASSETS
Beginning of the Period	170,038,220	150,922,109	149,796,228
End of the Period	$183,922,862	$170,038,220	$150,922,109

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.
9

Brandes Separately Managed Account Reserve Trust
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31,	Year Ended September 30,
	2025(1)	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.13	$7.42	$7.38	$8.83	$8.94	$8.73
Total from investment operations:
Net investment income(2)	0.19	0.38	0.36	0.30	0.27	0.31
Net realized and unrealized gain/(loss) on investments	(0.17)	0.71	0.04	(1.45)	(0.07)	0.21
Total from investment operations	0.02	1.09	0.40	(1.15)	0.20	0.52
Less dividends and distributions:
Dividends from net investment income	(0.19)	(0.38)	(0.36)	(0.30)	(0.31)	(0.31)
Total dividends and distributions	(0.19)	(0.38)	(0.36)	(0.30)	(0.31)	(0.31)
Net asset value, end of year	$7.96	$8.13	$7.42	$7.38	$8.83	$8.94
Total return	0.28%(3)	14.99%	5.39%	(13.30%)	2.33%	6.05%
Net assets, end of year (millions)	$183.9	$170.0	$150.9	$149.8	$186.5	$181.2
Ratio of expenses to average net assets(4)	— (5)	—	—	—	—	—
Ratio of net investment income to average net assets(4)	4.85%(5)	4.89%	4.74%	3.63%	3.04%	3.52%
Portfolio turnover rate	6.22%(3)	31.72%	23.24%	28.94%	36.89%	32.24%

(1)	During the period, the fiscal year end changed to March 31 from September 30.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)
Reflects the fact that no fees or expenses are incurred by the Fund. The Fund is an integral part of
“wrap-fee” programs sponsored by investment advisors and/or broker-dealers unaffiliated with the
Fund or the Advisor. Participants in these programs pay a “wrap” fee to the sponsor of the program.

(5)	Annualized.
See Notes to Financial Statements.
10

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
Effective August 5, 2024, the Brandes Seperately Managed Account Reserve Trust (the “Acquired Fund” and “Predecessor Fund”), a series of Brandes Investment Trust (“BIT”), reorganized and merged with and into a respective series bearing the same name of the Datum One Series Trust (the “Trust”) pursuant to an Agreement and Plan of Reorganization that was approved by the shareholders of the Acquired Fund.
The Trust is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the“1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Brandes Seperately Managed Account Reserve Trust (the “Fund”) is a diversified fund and a series of the Trust. These financial statements and accompanying notes only relate to the Fund.
The Fund began operations on October 3, 2005. The Fund invests its assets primarily in debt securities and seeks to maximize total return.
Prior to August 5, 2024, the Fund was a series of BIT. BIT was registered under the 1940 Act, as an open-end management investment company.
On August 5, 2024, the Predecessor Fund was reorganized into the Trust as noted below, pursuant to a Plan of Reorganization approved by the Brandes Investment Trust Board of Trustees on February 14, 2024 and by the Predecessor Fund’s Shareholders at a special meeting held on June 13, 2024 (the “Reorganization”).
Brandes Investment Trust	Datum One Series Trust
Brandes Separately Managed Account Reserve Trust	Brandes Separately Managed Account Reserve Trust
The Reorganization was proposed to provide potential benefits including (a) the opportunity for operational efficiencies, permitting Brandes Investment Partners (“Brandes”) to focus on core competencies, including portfolio management and increased sales and distribution efforts to grow the Acquiring Fund; (b) the potential for economies of scale and lower expenses over time due to the potentially larger asset base of the Trust (represented by additional non-Brandes managed series of the Trust), the potential for asset growth and the ability for fixed costs to be allocated across a larger asset base; (c) the opportunity to share various costs including legal, trustee compensation and other administrative costs as well as access to potentially better pricing arrangements with service providers; and (d) potentially greater access to professionals and other resources of the Trust, including resources to navigate increasing industry complexity and regulatory changes.
11

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

The results of the Predecessor Fund's shareholder meeting in connection with the Reorganization is provided below:
Fund Name	Record Date Outstanding Shares	Total Voted Sahres	% of Outstanding Shares Voted	% of Voted Shares "FOR" Proposal
Brandes Separately Managed Account Reserve Trust	19,858,477	19,082,804	96.09%	99.91%
Subsequent to September 30, 2024, the Board approved a change in the fiscal year end for the Fund to March 31 to align the fiscal year end with the other series in the Trust.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.
Foreign Currency Translation and Transactions. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
B.
Delayed Delivery Securities. The Fund may purchase securities on a when issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When the Fund enters into an agreement to purchase
12

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Fund did not have any open commitments on delayed delivery securities as of March 31, 2025.
C.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade dates. Realized gains and losses are recorded on the basis of identified cost. Distributions from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. The Fund amortizes premiums and accretes discounts using the constant yield method.
D.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.
E.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.
F.
Accounting for Uncertainty in Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net
13

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

investment income and net capital gains. The Fund intends to distribute its net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.
The Trust analyzes all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Fund are those that are open for exam by taxing authorities (2022 through 2025). As of March 31, 2025 the Trust has no examinations in progress.
Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal six-month period ended March 31, 2025.
The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
G.
Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Fund has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
14

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
H.
Security Valuation. Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, current market data and packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.
15

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Common stocks and exchange-traded fund shares are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, the settlement price determined by the relevant exchange.  Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. None of the Fund’s securities were fair valued utilizing this method as of March 31, 2025.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. If, on a particular day, a share price of an investment company is not readily available, such securities are fair valued in accordance with the fair value procedures of the Trust.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Advisor are indicated in the Schedule of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may
16

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of March 31, 2025, involving the Fund's assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Seperately Managed Account Reserve Trust
Asset Backed Securities	$—	$2,630,748	$—	$2,630,748
Corporate Bonds	—	100,991,118	—	100,991,118
Government Securities	—	8,006,822	—	8,006,822
Foreign Issuer Bonds	—	9,159,354	—	9,159,354
Short-Term Investments	2,727,305	—	—	2,727,305
US Governments	—	58,541,006	—	58,541,006
Mortgage Backed Securities	—	732	—	732
Total Investments in Securities	$2,727,305	$179,329,780	$—	$182,057,085
There were no Level 3 securities in the Fund at the beginning or the end of the six-month period ended March 31, 2025.
NOTE 3–INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
A.
Advisor Fee. The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor receives no fee for its services and is responsible for payment of all operating expenses of the Fund, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xi) amortization of organization costs. These fees are not subject to recoupment by the Advisor. The financial statements of the Fund reflect the fact that no fees or expenses are incurred by the Fund. It should be understood, however, that the Fund is an integral part of “wrap-fee” programs sponsored by investment advisors unaffiliated with the Fund and the Advisor. Typically, participants in these programs pay a
17

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

“wrap-fee” to their investment advisors. Although the Fund does not compensate the Advisor directly for its service under the Investment Advisory Agreement, the Advisor benefits from its relationships with the sponsors of wrap-fee programs for which the Fund is an investment option.
B.
Administration Fee. The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements with the Trust on behalf of the Fund. The Advisor compensates the Administrator on behalf of the Fund for the services the Administrator performs for the Fund.
C.
Distribution Fees. Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Fund pursuant to a Distribution Agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Advisor, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.
Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”), provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund.
Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Fund for serving in their respective role.
NOTE 4–PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of securities of the Fund, excluding short-term investments, were as follows for the six-month period ended March 31, 2025:
U.S. Government		Other
Purchases	Sales	Purchases	Sales
$12,989,219	$7,874,957	$14,712,943	$2,943,913
18

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 5–CAPITAL SHARE TRANSACTIONS
The Fund’s capital share activity in shares and dollars during the six-month period ended March 31, 2025 and the years ended September 30, 2024 and September 30, 2023, was as follows (shares and dollar amounts in thousands):
	Six Months Ended 3/31/2025		Year Ended 9/30/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	4,357	$34,726	4,900	$38,473	3,259	$24,768
Issued on Reinvestment of Distributions	543	4,317	954	7,471	896	6,802
Shares Redeemed	(2,712)	(21,522)	(5,294)	(41,420)	(4,115)	(31,266)
Net Increase Resulting from Fund Share Transactions	2,188	$17,521	560	$4,524	40	$304
NOTE 6–FEDERAL INCOME TAX MATTERS
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the six-month period ended March 31, 2025, the Fund made no permanent reclassifications:

	Distributable Earnings	Paid-In Capital
Seperately Managed Account Reserve Trust	$—	$—
As of March 31, 2025, the Fund’s components of distributable earnings on a tax basis were as follows:
Cost of investments for tax purposes	$187,173,741
Gross tax unrealized appreciation	1,302,990
Gross tax unrealized depreciation	(6,419,646)
Net unrealized appreciation (depreciation)	(5,116,656)
Distributable ordinary income	855,878
Distributable long-term capital gains	—
Total distributable earnings	855,878
Other accumulated losses	(14,230,281)
Total accumulated losses	$(18,491,059)
As of March 31, 2025, the Fund had a capital loss carryforward with an indefinite expiration in the amount of $13,459,291. During the tax six-month period ended March 31, 2025, the Fund utilized $0 in capital loss carryforwards.
19

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

The tax compositions of dividends for the period ended March 31, 2025 and years ended September 30, 2024 and September 30, 2023 for the Fund were as follows:
Ordinary Income			Long Term Capital Gains
2025	2024	2023	2025	2024	2023
$3,557,568	$7,666,293	$7,215,374	$—	$—	$—
NOTE 7–RISK FACTORS
Significant market disruptions, such as those caused by pandemics (e.g. Covid-19 pandemic), war (e.g. Russia’s invasion of Ukraine or war in the Middle East), natural disasters, acts of terrorism, or other events, may adversely impact global economic and market activity, and contribute to significant volatility in financial markets.  Any such disruptions could have an adverse impact on the prices and liquidity of the Fund's investments.
NOTE 8–OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Advisor of the Fund and Officers of the Trust act as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund's investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements and financial highlights.
20

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 9–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.
21

Brandes Separately Managed Account Reserve Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders of Brandes Separately Managed Account Reserve Trust and Board of Trustees of Datum One Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Brandes Separately Managed Account Reserve Trust (the “Fund”), one of the funds constituting Datum One Series Trust, as of March 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the six months ended March 31, 2025 and for the year ended September 30, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations, the changes in its net assets, and the financial highlights for the six months ended March 31, 2025 and for the year ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America. The Fund’s statement of changes in net assets for the year ended September 30, 2023, and the financial highlights for each of the four years in the period ended September 30, 2023 were audited by other auditors whose report dated November 20, 2023 expressed an unqualified opinion on the statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
22

Brandes Separately Managed Account Reserve Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM — (continued)

Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
May 21, 2025
We have served as the auditor of one or more Brandes Investment Partners, L.P. investment companies since 2024.
23

Brandes Separately Managed Account Reserve Trust
ADDITIONAL INFORMATION — (Unaudited)

TAX NOTICE
For the fiscal six-month tax period ended March 31, 2025, the percentage of taxable ordinary income distributions that are designated as interest related dividends under the Internal Revenue Code Section 871(k)(1)(c) for the Fund were as follows:
PERCENTAGE
Seperately Managed Account Reserve Trust	93.10%
24

Brandes Investment Partners
Changes in and Disagreements with Accountants for Open-End
Management Investment Companies

Not applicable.
25

Brandes Investment Partners
Proxy Disclosure for Open-End Management Investment Companies

Not applicable.
26

Brandes Investment Partners
Basis for Trustees' Approval of Investment Advisory Agreement

Not applicable.
27

ADVISOR
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979
DISTRIBUTOR
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
TRANSFER AGENT
The Northern Trust Company
333 South Wabash Avenue, W-38
Chicago, IL 60604
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301
LEGAL COUNSEL
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
This report is intended for shareholders of the Brandes Separately Managed Account Reserve Trust and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Statements and other information herein are dated and are subject to change.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	May 30, 2025

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer and

Date:	May 30, 2025